UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06520

MANAGERS TRUST I

(Exact name of registrant as specified in charter)

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Address of principal executive offices) (Zip code)

Managers Investment Group LLC

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: October 31st

Date of reporting period: JANUARY 31, 2011 (1st Quarter End Portfolio Holdings)

Item 1.	SCHEDULE OF INVESTMENTS.

Managers AMG FQ Tax-Managed U.S. Equity Fund

January 31, 2011

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Common Stocks - 98.7%
Consumer Discretionary - 14.3%
Clear Channel Outdoor Holdings, Inc., Class A*	6,800		$94,452
Core-Mark Holding Co., Inc.*	4,000		135,360
Destination Maternity Corp.*	6,000		243,180
Dillard’s, Inc., Class A	24,300		965,196
DIRECTV, Class A*	20,700		877,473
Discovery Communications, Inc., Class A*	800		31,200
Discovery Communications, Inc., Class C*	4,800		163,008
Domino’s Pizza, Inc.*	41,000		672,400
Ford Motor Co.*	35,400		564,630
Knology, Inc.*	40,000		585,200
Las Vegas Sands Corp.*	1,200		55,788
Lear Corp.*	4,200		443,646
Liberty Global, Inc., Class A*	18,400	[2]	746,304
Rent-A-Center, Inc.	13,600		404,464
Target Corp.	2,000		109,660
TRW Automotive Holdings Corp.*	9,800		584,668
Yum! Brands, Inc.	7,000		327,320
Total Consumer Discretionary			7,003,949
Consumer Staples - 7.5%
Central Garden & Pet Co., Class A*	13,600		128,928
Coca-Cola Bottling Co. Consolidated	1,400		75,628
Coca-Cola Co., The	1,000		62,850
CVS Caremark Corp.	4,400		150,480
Dr Pepper Snapple Group, Inc.	7,800		276,354
Energizer Holdings, Inc.*	4,800		349,152
John B. Sanfilippo & Son, Inc.*	2,200	[2]	24,992
Molson Coors Brewing Co.	4,800		224,976
National Beverage Corp.	3,200		43,040
Philip Morris International, Inc.	12,200		698,328
Prestige Brands Holdings, Inc.*	8,000		88,320
Procter & Gamble Co., The	4,800		303,024
Ralcorp Holdings, Inc.*	3,000		183,600
Smithfield Foods, Inc.*	10,800		215,028
Susser Holdings Corp.*	4,800		69,216
Tyson Foods, Inc., Class A	25,600		421,120
Wal-Mart Stores, Inc.	6,000		336,420
Total Consumer Staples			3,651,456
Energy - 10.0%
Apache Corp.	5,000		596,800
Chevron Corp.	15,000		1,423,950
ConocoPhillips Co.	11,000		786,060
Exxon Mobil Corp.	5,600		451,808
Hess Corp.	6,600		555,192
Occidental Petroleum Corp.	3,600		348,048

Managers AMG FQ Tax-Managed U.S. Equity Fund

January 31, 2011

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Energy - 10.0% (continued)
Oil States International, Inc.*	3,800		$257,488
OYO Geospace Corp.*	800	[2]	76,664
Seacor Holdings, Inc.*	3,800	[2]	401,622
Total Energy			4,897,632
Financials - 16.4%
American Financial Group, Inc.	6,400		208,192
American Safety Insurance Holdings, Ltd.*	8,000		160,480
Arch Capital Group, Ltd.*	4,400		388,300
Bank of America Corp.	24,800		340,504
Bank of New York Mellon Corp.	6,700		209,241
Bank of the Ozarks, Inc.	11,000		474,430
Berkshire Hathaway, Inc.*	1		122,425
Berkshire Hathaway, Inc., Class B*	10,287		840,962
Cardtronics, Inc.*	2,800		47,852
Chubb Corp., The	1,600		92,688
Everest Re Group, Ltd.	5,100		429,828
FBL Financial Group, Inc., Class A	6,800		189,108
Financial Institutions, Inc.	1,600		30,928
First Cash Financial Services, Inc.*	5,200		171,548
First Citizens BancShares, Inc., Class A	1,000		201,170
Goldman Sachs Group, Inc.	2,000		327,240
JPMorgan Chase & Co.	22,700		1,020,138
KeyCorp.	25,800		229,620
Loews Corp.	4,000		160,200
Nara Bancorp, Inc.*	6,000		58,560
Nelnet, Inc.	9,200		206,264
Platinum Underwriter Holdings, Ltd.	3,600		159,120
PNC Financial Services Group, Inc., The	8,400		504,000
Prudential Financial, Inc.	2,800		172,228
Sabra Health Care REIT, Inc.*	4,266		79,390
State Street Corp.	800		37,376
SunTrust Banks, Inc.	15,600		474,708
Travelers Companies, Inc., The	5,600		315,056
World Acceptance Corp.*	6,800		381,888
Total Financials			8,033,444
Health Care - 10.1%
Allergan, Inc.	1,000		70,610
Amgen, Inc.*	2,000		110,160
Atrion Corp.	400		67,064
Biogen Idec, Inc.*	6,800		445,196
Celgene Corp.*	4,500		231,885
Express Scripts, Inc.,*	9,000		506,970
Gentiva Health Services, Inc.*	600	[2]	13,812
HealthSouth Corp.*	7,000		158,340
Humana, Inc.*	7,800		452,166

Managers AMG FQ Tax-Managed U.S. Equity Fund

January 31, 2011

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Health Care - 10.1% (continued)
Invacare Corp.	13,400		$370,376
Johnson & Johnson	4,400		262,988
Kensey Nash Corp.*	9,200		222,640
Medicis Pharmaceutical Corp., Class A	6,400		162,752
Par Pharmaceutical Co., Inc.*	11,000		392,920
Pfizer, Inc.	7,200		131,184
Providence Service Corp.*	12,200		173,606
PSS World Medical, Inc.*	12,200	[2]	290,726
Sirona Dental Systems, Inc.*	5,200		227,812
Sun Healthcare Group, Inc.*	4,266		53,304
Symmetry Medical, Inc.*	4,400		42,108
UnitedHealth Group, Inc.	13,800		566,490
Total Health Care			4,953,109
Industrials - 8.6%
Alamo Group, Inc.	2,000		51,900
Alaska Airgroup, Inc.*	6,600		390,984
AMERCO*	4,400		400,444
CSX Corp.	2,600		183,560
Esterline Technologies Corp.*	1,600		113,888
FedEx Corp.	4,900		442,568
Gencorp, Inc.*	24,800		127,224
Kadant, Inc.*	5,400		114,264
KBR, Inc.	11,800		378,780
M&F Worldwide Corp.*	9,400		226,822
Park-Ohio Holdings Corp.*	22,600		464,656
Sauer-Danfoss, Inc.*	4,200		120,330
Timken Co.	8,600		404,372
TriMas Corp.*	21,800		415,072
United Continental Holdings, Inc.*	4,400		111,760
United Technologies Corp.	3,000		243,900
Total Industrials			4,190,524
Information Technology - 21.7%
Apple, Inc.*	3,600		1,221,552
Cisco Systems, Inc.*	2,300		48,645
Convergys Corp.*	10,400		148,096
CPI International, Inc.*	8,200		159,080
EMC Corp.*	2,800		69,692
Google, Inc.*	1,200		720,432
Harris Corp.	5,400		251,316
Hewlett-Packard Co.	14,800		676,212
Intel Corp.	29,000		622,340
International Business Machines Corp.	10,400		1,684,800
Lam Research Corp.*	8,400		419,076
MasterCard, Inc., Class A	1,600		378,416
Micron Technology, Inc.*	95,200		1,003,408

Managers AMG FQ Tax-Managed U.S. Equity Fund

January 31, 2011

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Information Technology - 21.7% (continued)
Microsoft Corp.	17,600		$487,960
MIPS Technologies, Inc.*	34,400	[2]	427,248
NCI, Inc., Class A*	14,000		294,000
Newport Corp.*	7,600	[2]	133,380
Rudolph Technologies, Inc.*	17,200		173,032
Texas Instruments, Inc.	21,000		712,110
TIBCO Software, Inc.*	20,600		452,788
Vishay Intertechnology, Inc.*	34,000		561,000
Total Information Technology			10,644,583
Materials - 6.4%
Ball Corp.	1,800		128,034
Buckeye Technologies, Inc.	2,400		60,384
Crown Holdings, Inc.*	7,000		233,520
Domtar Corp.	5,200		457,236
Freeport McMoRan Copper & Gold, Inc., Class B	7,600		826,500
Graphic Packaging Holding Co.*	46,700		221,825
KapStone Paper and Packaging Corp.*	12,200		207,766
W.R. Grace & Co.*	18,200		645,918
Walter Industries, Inc.	2,800		364,756
Total Materials			3,145,939
Telecommunication Services - 1.0%
American Tower Corp., Class A*	800		40,688
AT&T, Inc.	8,600		236,672
U.S. Cellular Corp.*	4,600		224,204
Total Telecommunication Services			501,564
Utilities - 2.7%
El Paso Electric Co.*	24,200		652,190
FPL Group, Inc.	1,600		85,536
Southwest Gas Corp.	15,400		573,496
Total Utilities			1,311,222
Total Common Stocks (cost $35,783,502)			48,333,422
Short-Term Investments - 2.7% [1]
BNY Institutional Cash Reserves Fund, Series B* [3,4]	320,519		255,739
BNY Mellon Overnight Government Fund, 0.21% [3]	579,000		579,000
Dreyfus Cash Management Fund, Institutional Class Shares, 0.14%	483,387		483,387
Total Short-Term Investments (cost $1,382,906)			1,318,126
Total Investments - 101.4% (cost $37,166,408)			49,651,548
Other Assets, less Liabilities - (1.4)%			(700,599)
Net Assets - 100.0%			$48,950,949

Managers AMG FQ U.S. Equity Fund

January 31, 2011

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Common Stocks - 99.6%
Consumer Discretionary - 10.8%
Advance Auto Parts, Inc.	4,800		$306,912
Autoliv, Inc.	5,400	[2]	414,720
Big 5 Sporting Goods Corp.	4,400		55,792
Coinstar, Inc.*	5,800		240,062
Comcast Corp., Class A	13,000		295,750
Dillard’s, Inc., Class A	7,200		285,984
DIRECTV, Class A*	13,400		568,026
Discovery Communications, Inc., Class A*	8,800		343,200
Domino’s Pizza, Inc.*	4,800		78,720
Gap, Inc., The	5,800		111,766
Las Vegas Sands Corp.*	12,600		585,774
Lear Corp.*	2,400		253,512
Libbey, Inc.*	7,800		119,106
Lincoln Educational Services Corp.*	10,800		163,080
News Corp., Inc., Class A	31,000		465,620
Pre-Paid Legal Services, Inc.*	2,600		171,184
Select Comfort Corp.*	4,000		40,640
Signet Jewelers, Ltd.*	10,200		433,296
Target Corp.	6,800		372,844
TRW Automotive Holdings Corp.*	8,200		489,212
Total Consumer Discretionary			5,795,200
Consumer Staples - 8.1%
Central Garden & Pet Co., Class A*	17,800		168,744
Coca-Cola Co., The	6,800		427,380
Dr Pepper Snapple Group, Inc.	14,600		517,278
Energizer Holdings, Inc.*	400		29,096
Herbalife, Ltd.	1,400		91,462
Nu Skin Enterprises, Inc., Class A	10,600		318,848
Philip Morris International, Inc.	16,400		938,736
Prestige Brands Holdings, Inc.*	2,600		28,704
Procter & Gamble Co., The	2,800		176,764
Revlon, Inc., Class A*	4,600		44,804
Reynolds American, Inc.	8,400		267,204
Tyson Foods, Inc., Class A	33,200		546,140
USANA Health Sciences, Inc.*	2,000		75,840
Wal-Mart Stores, Inc.	13,200		740,124
Total Consumer Staples			4,371,124
Energy - 12.7%
Apache Corp.	1,200		143,232
Callon Petroleum Co.*	5,600		48,776
Chevron Corp.	12,200		1,158,146
Cimarex Energy Co.	2,600		270,738
Energy - 12.7% (continued)

Managers AMG FQ U.S. Equity Fund

January 31, 2011

Schedule of Portfolio Investments (unaudited)

Security Description	Shares	Value
ConocoPhillips Co.	13,800	$986,148
Dresser-Rand Group, Inc.*	8,000	367,440
Exxon Mobil Corp.	18,200	1,468,376
Hess Corp.	8,200	689,784
Occidental Petroleum Corp.	6,800	657,424
Seacor Holdings, Inc.*	5,400	570,726
VAALCO Energy, Inc.*	5,000	36,400
Valero Energy Corp.	18,200	461,552
Total Energy		6,858,742
Financials - 15.9%
Advance America, Cash Advance Centers, Inc.	15,600	95,472
Aflac, Inc.	11,400	656,412
Allied World Assurance Co. Holdings, Ltd.	2,400	144,792
American Express Co.	12,800	555,264
American Financial Group, Inc.	12,600	409,878
Bank of New York Mellon Corp.	9,000	281,070
Bank of the Ozarks, Inc.	1,200	51,756
Berkshire Hathaway, Inc., Class B*	13,200	1,079,100
Blackrock, Inc.	400	79,208
Calamos Asset Management, Inc., Class A	4,200	64,596
Cardtronics, Inc.*	20,200	345,218
Chubb Corp., The	6,400	370,752
Community Bank System, Inc.	1,800	45,504
FBL Financial Group, Inc., Class A	1,800	50,058
First Financial Bancorp	3,800	64,220
Franklin Resources, Inc.	4,000	482,600
Getty Realty Corp.	2,400	69,696
JPMorgan Chase & Co.	2,800	125,832
KeyCorp	40,800	363,120
M&T Bank Corp.	2,000	172,940
Nara Bancorp, Inc.*	3,200	31,232
NASDAQ OMX Group, Inc., The*	7,400	181,152
Newcastle Investment Corp.*	16,800	112,560
PNC Financial Services Group, Inc., The	7,600	456,000
Rayonier, Inc.	10,800	639,468
Reinsurance Group of America, Inc.	800	46,048
Republic Bancorp, Inc., Class A	2,400	45,816
SunTrust Banks, Inc.	17,800	541,654
Travelers Companies, Inc., The	5,800	326,308
Waddell & Reed Financial, Inc.	8,400	303,408
Wells Fargo & Co.	7,800	252,876
World Acceptance Corp.*	1,800	101,088
Total Financials		8,545,098

Managers AMG FQ U.S. Equity Fund

January 31, 2011

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Health Care - 10.4%
ArthroCare Corp.*	3,800		$106,362
Biogen Idec, Inc.*	8,600		563,042
Bristol-Myers Squibb Co.	19,600		493,528
Bruker Corp.*	10,200		178,500
Cantel Medical Corp.	3,800		80,902
Cardinal Health, Inc.	10,400		431,704
Celgene Corp.*	5,800		298,874
Cyberonics, Inc.*	10,000		327,500
Eli Lilly and Co.	7,000		243,390
Humana, Inc.*	10,000		579,700
Impax Laboratories, Inc.*	15,400		357,588
Johnson & Johnson	1,400		83,678
Kensey Nash Corp.*	1,400		33,880
Magellan Health Services, Inc.*	5,200		251,732
Orthofix International NV*	3,200		91,520
Par Pharmaceutical Co., Inc.*	2,600		92,872
Providence Service Corp.*	4,600		65,458
Questcor Pharmaceuticals, Inc.*	2,400		37,104
Sirona Dental Systems, Inc.*	9,400		411,814
Symmetry Medical, Inc.*	10,800		103,356
UnitedHealth Group, Inc.	18,200		747,110
Total Health Care			5,579,614
Industrials - 10.4%
Alaska Airgroup, Inc.*	7,800		462,072
AMERCO*	2,400		218,424
Atlas Air Worldwide Holdings, Inc.*	2,600		132,106
CBIZ, Inc.*	8,800		61,336
Clean Harbors, Inc.*	400		36,016
CSX Corp.	2,400		169,440
Deluxe Corp.	5,800		141,810
Gardner Denver, Inc.	4,000		288,560
Gencorp, Inc.*	27,800		142,614
General Electric Co.	60,000		1,208,400
Graham Corp.	2,400		55,680
Great Lakes Dredge & Dock Corp.	25,200		209,412
HEICO Corp.	3,400	[2]	177,786
Kelly Services, Inc.*	1,800		35,415
M&F Worldwide Corp.*	8,400		202,692
NACCO Industries, Inc., Class A	1,600		160,400
Northrop Grumman Corp.	2,000		138,600
Powell Industries, Inc.*	2,000		75,820
Sauer-Danfoss, Inc.*	10,600		303,690
Thomas & Betts Corp.*	4,000		205,560

Managers AMG FQ U.S. Equity Fund

January 31, 2011

Schedule of Portfolio Investments (unaudited)

Security Description	Shares	Value
Industrials - 10.4% (continued)
Timken Co.	11,000	$517,220
TriMas Corp.*	15,800	300,832
Union Pacific Corp.	2,000	189,260
US Airways Group, Inc.*	18,400	182,528
Total Industrials		5,615,673
Information Technology - 20.0%
Apple, Inc.*	2,200	746,504
Corning, Inc.	11,800	262,078
CSG Systems International, Inc.*	8,400	163,380
EMC Corp.*	10,200	253,878
Entegris, Inc.*	17,200	131,580
Google, Inc.*	1,000	600,360
Harris Corp.	7,800	363,012
Intel Corp.	37,800	811,188
Interactive Intelligence, Inc.*	1,400	45,822
InterDigital, Inc.*	9,000	433,350
International Business Machines Corp.	8,200	1,328,400
Lam Research Corp.*	7,600	379,164
Littelfuse, Inc.*	6,800	348,704
Marvell Technology Group, Ltd.*	20,600	391,606
MasterCard, Inc., Class A	1,800	425,718
Micrel, Inc.	9,200	123,188
Microsoft Corp.	49,200	1,364,070
MIPS Technologies, Inc.*	28,000	347,760
Monotype Imaging Holdings, Inc.*	8,600	96,621
Netscout Systems, Inc.*	2,400	55,008
Newport Corp.*	3,000	52,650
OSI Systems, Inc.*	2,600	98,774
Plantronics, Inc.	5,000	177,000
Power-One, Inc.*	29,800	318,860
SanDisk Corp.*	1,000	45,370
SRA International, Inc.*	1,800	48,024
Texas Instruments, Inc.	2,600	88,166
VeriFone Holdings, Inc.*	10,200	407,388
Visa, Inc., Class A	6,000	419,100
Vishay Intertechnology, Inc.*	29,200	481,800
Total Information Technology		10,808,523
Materials - 5.4%
Ball Corp.	6,600	469,458
Buckeye Technologies, Inc.	7,000	176,120
Cabot Corp.	2,000	86,500
Celanese Corp., Class A	9,400	390,006
Domtar Corp.	7,000	615,510

Managers AMG FQ U.S. Equity Fund

January 31, 2011

Schedule of Portfolio Investments (unaudited)

Security Description	Shares	Value
Materials - 5.4% (continued)
Freeport McMoRan Copper & Gold, Inc., Class B	5,600	$609,000
Lubrizol Corp.	2,800	300,888
Omnova Solutions, Inc.*	8,200	57,646
Stepan Co.	1,600	116,032
Westlake Chemical Corp.	1,800	69,696
Total Materials		2,890,856
Telecommunication Services - 3.2%
AT&T, Inc.	31,800	875,136
Telephone & Data Systems, Inc.	4,400	157,300
Verizon Communications, Inc.	20,200	719,524
Total Telecommunication Services		1,751,960
Utilities - 2.7%
Cleco Corp.	1,600	50,016
Edison International	10,200	370,056
Entergy Corp.	2,200	158,774
NV Energy, Inc.	13,400	192,558
Southwest Gas Corp.	10,000	372,400
UniSource Energy Corp.	8,200	293,642
Total Utilities		1,437,446
Total Common Stocks (cost $46,710,386)		53,654,236
Short-Term Investments - 1.1%[1]
BNY Institutional Cash Reserves Fund, Series B*[3,4]	201,100	160,456
BNY Mellon Overnight Goverment Fund, 0.21%[3]	263,000	263,000
Dreyfus Cash Management Fund, Institutional Class Shares, 0.14%	191,426	191,426
Total Short-Term Investments (cost $655,526)		614,882
Total Investments - 100.7% (cost $47,365,912)		54,269,118
Other Assets, less Liabilities - (0.7)%		(399,628)
Net Assets - 100.0%		$53,869,490

Managers AMG FQ Global Alternatives Fund

January 31, 2011

Statement of Net Assets (unaudited)

	Principal Amount	Value
Assets:
Investments in Securities - 101.7%
U.S. Government Obligations - 7.9%[6,7]
U.S. Treasury Bills, 0.135%, 03/31/11	$18,480,000	$18,475,824
U.S. Treasury Bills, 0.136%, 02/24/11	13,225,000	13,223,836
U.S. Treasury Bills, 0.146%, 03/03/11	8,400,000	8,398,975
U.S. Treasury Bills, 0.146%, 03/10/11	1,000,000	999,846
U.S. Treasury Bills, 0.156%, 06/23/11	2,000,000	1,998,738
U.S. Treasury Bills, 0.160%, 06/16/11	7,000,000	6,995,800
Total U.S. Government Obligations (cost $50,092,546)		50,093,019

Exchange Traded Funds - 19.6%	Shares
S&P 500 SPDR Trust Series I (cost $99,089,380)	965,038	124,171,440
Short-Term Investments - 74.2%[1]
Dreyfus Cash Management Fund, Institutional Class Shares, 0.14% [15]	268,952,905	268,952,905
JPMorgan Liquid Assets Money Market Fund, Capital Shares, 0.15%	200,308,555	200,308,555

Total Short-Term Investments (cost $469,261,460)		469,261,460

Total Investments in Securities - 101.7% (cost $618,443,386)		643,525,919
Receivable for investments sold		1,502,212
Unrealized gains on forward foreign currency contracts		38,441,322
Receivable for Fund shares sold		6,771,299
Receivable for variation margin on futures contracts		9,252,356
Receivable from affiliate		334,626
Interest and other receivables		56,405
Prepaid expenses		78,920

Total assets		699,963,059
Liabilities:
Payable for Fund shares repurchased		12,318,379
Payable for investments purshased		1,531,061
Unrealized losses on forward foreign currency contracts		28,825,634
Payable for variation margin on futures contracts		22,839,688
Accrued expenses:
Investment management and advisory fees		892,388
Administrative fees		131,234
Distribution fees Class A		109,626
Distribution fees Class C		37,504
Professional fees		35,011
Other		305,102

Total liabilities		67,025,627

Net Assets		$632,937,432

Managers AMG FQ Global Alternatives Fund

January 31, 2011

Statement of Net Assets (unaudited)

Net Assets Represent:
Paid-in capital	$619,099,102
Undistributed net investment income	8,988,852
Accumulated net realized loss from investments, futures and foreign currency transactions	(10,808,988)
Net unrealized appreciation of investments, futures and foreign currency translations	15,658,466

Net Assets	$632,937,432

Class A Shares - Net Assets	$526,086,000

Shares outstanding	51,119,752
Net asset value and redemption price per share	$10.29
Offering price per share based on a maximum sales charge of 5.75% (Net asset value per share/(100% - maximum sales charge))	$10.92
Class C Shares - Net Assets	$44,756,856

Shares outstanding	4,466,817
Net asset value and redemption price per share	$10.02
Service Shares - Net Assets	$25,937,340

Shares outstanding	2,510,447
Net asset value and redemption price per share	$10.33
Institutional Shares - Net Assets	$36,157,236

Shares outstanding	3,496,640
Net asset value and redemption price per share	$10.34

Managers AMG FQ Global Essentials Fund

January 31, 2011

Statement of Net Assets (unaudited)

	Principal Amount	Value
Assets:
Investments in Securities - 111.6%
U.S. Government Obligations - 9.3%[6,7]
U.S. Treasury Bill, 0.146%, 03/03/11 (cost $8,998,875)	$9,000,000	$8,998,974
Exchange Traded Funds - 48.0%

	Shares
iShares Barclays TIPS Bond	186,032	20,005,881
Jefferies TR/J CRB Global Commodity Equity Index[2]	114,629	5,819,715
Market Vectors, Gold Miners[2]	88,252	4,758,548
Market Vectors, Hard Assets Producers[2]	145,335	5,838,107
SPDR DB International Government Inflation-Protected Bond	83,695	4,887,788
Vanguard REIT[2]	86,095	4,922,051

Total Exchange Traded Funds (cost $43,732,522)		46,232,090
Short-Term Investments - 54.3%[1]
BNY Institutional Cash Reserves Fund, Series B* [3,4]	103,686	82,730
BNY Mellon Overnight Government Fund, 0.21% [3]	8,193,000	8,193,000
Dreyfus Cash Management Fund, Institutional Class Shares, 0.14%	18,980,880	18,980,880
JPMorgan Liquid Assets Money Market Fund, Capital Shares, 0.15%	25,047,312	25,047,312

Total Short-Term Investments (cost $52,324,878)		52,303,922

Total Investments in Securities - 111.6% (cost $105,056,275)		107,534,986
Receivable for investments sold		176,251
Receivable for Fund shares sold		225,758
Receivable from affiliate		3,265
Interest and other receivables		42,010
Receivable for variation margin on futures contracts		295,237
Prepaid expenses		39,084

Total assets		108,316,591
Liabilities:
Payable for foreign currency		3
Payable for Fund shares repurchased		202,581
Payable for investments purchased		3,199,360
Payable upon return of securities loaned		8,296,687
Payable for variation margin on futures contracts		182,450
Accrued expenses:
Investment management and advisory fees		49,324
Administrative fees		20,552
Distribution fees Investor Class		1,581
Professional fees		16,291
Other		29,658

Total liabilities		11,998,487

Net Assets		$96,318,104

Managers AMG FQ Global Essentials Fund

January 31, 2011

Statement of Net Assets (unaudited)

Net Assets Represent:
Paid-in capital	$158,835,138
Undistributed net investment income	93,809
Accumulated net realized loss from investments, futures and foreign currency transactions	(64,348,839)
Net unrealized appreciation of investments, futures and foreign currency translations	1,737,996

Net Assets	$96,318,104

Investor Shares - Net Assets	$8,108,872

Shares outstanding	673,800
Net asset value and redemption price per share	$12.03
Service Shares - Net Assets	$235,292

Shares outstanding	19,498
Net asset value and redemption price per share	$12.07
Institutional Shares - Net Assets	$87,973,940

Shares outstanding	7,287,733
Net asset value and redemption price per share	$12.07

Managers Frontier Small Cap Growth Fund

January 31, 2011

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Common Stocks - 95.2%
Consumer Discretionary - 9.8%
Bebe Stores, Inc.	8,600		$48,289
Cheesecake Factory, Inc., The*	13,300		392,483
Chico’s FAS, Inc.	56,800		620,256
Dollar Tree, Inc.*	14,250		720,765
Harman International Industries, Inc.*	14,500		628,140
hhgregg, Inc.*	12,900	[2]	236,457
LKQ Corp.*	23,200		560,512
P.F. Chang’s China Bistro, Inc.	3,300	[2]	151,932
Tractor Supply Co.	4,300		220,633
WMS Industries, Inc.*	7,400		310,430
Total Consumer Discretionary			3,889,897
Consumer Staples - 0.5%
Nu Skin Enterprises, Inc., Class A	6,400		192,512
Energy - 7.9%
Abraxas Petroleum Corp.*	22,300		106,817
Carrizo Oil & Gas, Inc.*	22,100		748,085
Core Laboratories, N.V.	400	[2]	36,504
Denbury Resources, Inc.*	9,400		191,290
Magnum Hunter Resources Corp.*	26,400	[2]	185,856
Northern Oil & Gas, Inc.*	8,400		231,588
Rex Energy Corp.*	14,400		173,304
St. Mary Land & Exploration Co.	11,400		708,624
World Fuel Services Corp.	20,000		750,800
Total Energy			3,132,868
Financials - 7.2%
Jefferies Group, Inc.	14,700		367,647
optionsXpress, Inc.*	9,700		144,142
Penson Worldwide, Inc.*	9,000		42,840
Raymond James Financial, Inc.	33,100		1,198,882
W.R. Berkley Corp.	13,300		375,725
Waddell & Reed Financial, Inc.	19,700		711,564
Total Financials			2,840,800
Health Care - 10.6%
American Medical Systems Holdings, Inc.*	2,900		56,608
Beckman Coulter, Inc.	4,000		288,040
CONMED Corp.*	16,800		438,648
Cumberland Pharmaceuticals, Inc.*	14,800		91,760
DexCom, Inc.*	24,000		338,520
HMS Holdings Corp.*	3,000		193,020
Insulet Corp.*	17,000		289,510
MAKO Surgical Corp.*	13,010		201,915
Medidata Solutions, Inc.*	4,400		109,780
Mednax, Inc.*	16,000		1,058,400
PSS World Medical, Inc.*	3,400		81,022
United Therapeutics Corp.*	15,100		1,026,498
Total Health Care			4,173,721
Industrials - 25.7%
A.O. Smith Corp.	6,900		295,389
Administaff, Inc.	9,700		274,704
Advisory Board Co., The*	6,500		321,490
Aecom Technology Corp.*	12,000		351,240
Ameresco, Class A*	9,000		139,410
ArvinMeritor, Inc.*	12,900		281,994
Belden, Inc.	12,800		444,928
Brady Corp.	13,100		429,025
Carlisle Cos., Inc.	8,300		312,993
CLARCOR, Inc.	8,400		362,712
Comfort Systems USA, Inc.	14,800		188,404
EnPro Industries, Inc.*	4,800		199,248
Hub Group, Inc.*	12,300		427,794
Kaman Corp., Class A	6,000		176,610
Landstar System, Inc.	13,500		559,305
MasTec, Inc.*	46,100		701,642
Mine Safety Appliances Co.	9,600		299,328
Navistar International Corp.*	8,400		544,740

Managers Frontier Small Cap Growth Fund

January 31, 2011

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Industrials - 25.7% (continued)
Pall Corp.	13,300		$736,953
Quanta Services, Inc.*	18,300		434,259
UTI Worldwide, Inc.	18,200		398,580
WABCO Holdings, Inc.*	13,600		794,240
Waste Connections, Inc.	14,500		420,065
Watsco, Inc.	11,200		702,464
Wesco International, Inc.*	6,200		347,510
Total Industrials			10,145,027
Information Technology - 30.0%
Advanced Analogic Technologies, Inc.*	24,800		$98,704
Ariba, Inc.*	33,500		941,015
Blackboard, Inc.*	4,600		178,756
Brightpoint, Inc.*	45,900		416,542
comScore, Inc.*	5,984		143,377
Constant Contact, Inc.*	9,500		265,905
Cymer, Inc.*	7,200		349,848
Equinix, Inc.*	1,600		141,472
Factset Research Systems, Inc.	1,600		161,280
Fairchild Semiconductor International, Inc.*	8,900		158,420
Fortinet, Inc.*	11,000		422,950
iGATE Corp.	1,650		25,410
Ingram Micro, Inc., Class A*	8,200		161,868
Integrated Device Technology, Inc.*	27,500		175,450
Intevac, Inc.*	7,900		108,625
Jabil Circuit, Inc.	60,900		1,230,789
Loop Net, Inc.*	16,400		168,428
Monolithic Power Systems, Inc.*	10,100		148,167
Monster Worldwide, Inc.*	17,700		294,705
Ness Technologies, Inc.*	17,800		106,622
ON Semiconductor Corp.*	82,600		912,730
QLogic Corp.*	5,700		101,517
QuinStreet, Inc.*	30,200		679,802
RF Micro Devices, Inc.*	110,494		742,520
RightNow Technologies, Inc.*	18,800	[2]	487,484
Rogers Corp.*	2,600		111,228
Sanmina-SCI Corp.*	9,400		141,282
Semtech Corp.*	12,000		262,020
Skyworks Solutions, Inc.*	2,500		79,425
Tech Data Corp.*	13,000		609,830
Tessera Technologies, Inc.*	36,600		633,912
Veeco Instruments, Inc.*	7,000		302,820
VeriFone Holdings, Inc.*	10,800		431,352
Verint Systems, Inc.*	6,200		213,652
Virtusa Corp.*	21,300		342,930
Web.com Group, Inc.*	11,000		103,400
Total Information Technology			11,854,237
Materials - 2.2%
Albemarle Corp.	4,900		275,184
Cabot Corp.	5,700		246,525
Eagle Materials, Inc.	6,900		200,100
RTI International Metals, Inc.*	5,700		164,673
Total Materials			886,482
Telecommunication Services - 1.3%
Cogent Communications Group, Inc.*	22,000	[2]	300,080
Premiere Global Services, Inc.*	31,600		196,868
Total Telecommunication Services			496,948
Total Common Stocks (cost $28,946,006)			37,612,492
Short-Term Investments - 6.5% [1]
BNY Institutional Cash Reserves Fund, Series B*[3,4]	118,432		94,496
BNY Mellon Overnight Government Fund, 0.14%[3]	447,000		447,000
Dreyfus Cash Management Fund, Institutional Class Shares, 0.14%	2,044,405		2,044,405
Total Short-Term Investments (cost $2,609,837)			2,585,901
Total Investments - 101.7% (cost $31,555,843)			40,198,393
Other Assets, less Liabilities - (1.7)%			(659,433)
Net Assets - 100.0%			$39,538,960

Managers Micro-Cap Fund

January 31, 2011

Schedule of Portfolio Investments (unaudited)

Security Description	Shares	Value
Common Stocks - 95.9%
Consumer Discretionary - 15.2%
America’s Car-Mart, Inc.*	10,643	$265,436
Amerigon, Inc.*	27,268	296,949
Benihana, Inc.*	105,464	860,586
BJ’s Restaurants, Inc.*	22,916	809,622
Body Central Corp.*	43,199	736,543
Books-A-Million, Inc.	29,000	165,010
Bravo Brio Restaurant Group, Inc.*	14,648	238,762
Cache, Inc.*	55,730	209,545
California Pizza Kitchen, Inc.*	15,800	252,958
Caribou Coffee Co., Inc.*	37,907	341,921
Carrols Restaurant Group, Inc.*	23,900	167,300
Casual Male Retail Group, Inc.*	281,338	1,181,620
Core-Mark Holding Co., Inc.*	4,900	165,816
Country Style Cooking Restaurant Chain Co., Ltd., Sponsored ADR*	9,373	219,328
CPI Corp.	16,900	336,310
Delta Apparel, Inc.*	26,000	334,620
Destination Maternity Corp.*	6,004	243,342
Famous Dave’s of America, Inc.*	7,900	79,474
Fred’s, Inc.	12,400	166,532
hhgregg, Inc.*	23,236	425,916
Hibbett Sports, Inc.*	16,990	544,020
Hooker Furniture Corp.	13,088	163,441
IMAX Corp.*	11,871	303,779
Interclick, Inc.*	49,173	250,782
iRobot Corp.*	24,217	653,859
K12, Inc.*	14,355	391,174
Kenneth Cole Productions, Inc.*	20,454	278,993
Lumber Liquidators Holdings, Inc.*	6,329	176,832
Mac-Gray Corp.	20,400	300,492
Maidenform Brands, Inc.*	7,000	167,310
Marcus Corp., The	14,100	167,085
McCormick & Schmick’s Seafood Restaurants, Inc.*	28,279	254,511
Meritage Corp.*	10,405	238,899
Midas, Inc.*	21,418	152,282
Monro Muffler Brake, Inc.	10,196	337,284
Morton’s Restaurant Group, Inc.*	13,500	86,535
Overstock.com, Inc.	18,455	275,349
Perry Ellis International, Inc.*	11,800	332,170
R.G. Barry Corp.	54,300	574,494
RC2 Corp.*	8,225	167,132
Red Robin Gourmet Burgers, Inc.*	12,300	253,872
Rocky Brands, Inc*	8,600	87,549
Rue21, Inc.*	13,806	407,277
Ruth’s Chris Steak House, Inc.*	35,700	166,362
Shuffle Master, Inc.*	37,216	384,627
Shutterfly, Inc.*	38,172	1,270,746
Steinway Musical Instruments, Inc.*	53,725	1,026,685
Stoneridge, Inc.*	16,639	245,425

Managers Micro-Cap Fund

January 31, 2011

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Summer Infant, Inc.*	41,322		315,080
Consumer Discretionary - 15.2% (continued)
True Religion Apparel, Inc.*	40,300		$828,165
Universal Electronics, Inc.*	76,363		2,010,638
US Auto Parts Network, Inc.*	79,947		663,560
Vitamin Shoppe, Inc.*	13,021		413,156
West Marine, Inc.*	14,600		168,828
Zumiez, Inc.*	6,459		149,978
Total Consumer Discretionary			21,705,961
Consumer Staples - 1.7%
Andersons, Inc., The	4,200		162,876
Boston Beer Co., Inc.*	2,442		219,804
Elizabeth Arden, Inc.*	9,700		248,224
Inter Parfums, Inc.	26,872		479,396
Nash Finch Co.	18,800		708,196
Omega Protein Corp.*	10,100		82,416
Pantry, Inc., The*	9,900		165,033
Primo Water Corp.*	15,458		191,525
Susser Holdings Corp.*	11,200		161,504
Total Consumer Staples			2,418,974
Energy - 3.3%
GeoResources, Inc.*	32,700		903,828
Gulf Island Fabrication, Inc.	12,296		332,976
Gulfport Energy Corp.*	37,000		885,780
Kodiak Oil & Gas Corp.*	121,449		771,201
Magnum Hunter Resources Corp.*	43,253		304,501
Natural Gas Services Group, Inc.*	9,300		166,098
North American Energy Partners, Inc.*	21,500		257,785
OYO Geospace Corp.*	4,000		383,320
Panhandle Oil and Gas, Inc.	6,200		165,850
Tesco Corp.*	18,900		288,508
Willbros Group, Inc.*	23,000	[2]	275,080
Total Energy			4,734,927
Financials - 12.2%
Advance America, Cash Advance Centers, Inc.	44,000		253,368
Alliance Financial Corp.	2,900		86,159
Altisource Portfolio Solutions S.A.*	12,499		362,221
American Safety Insurance Holdings, Ltd.*	12,600		252,756
Amerisafe, Inc.*	27,600		491,556
Associated Estates Realty Corp.	11,000		162,910
Asta Funding, Inc.	47,600		365,330
Baldwin & Lyons, Inc.	3,800		85,386
Bancorp Rhode Island, Inc.	5,600		168,896
Bank of Marin Bancorp	7,200		250,128
Boston Private Financial Holdings, Inc.	30,200		202,642
Cardinal Financial Corp.	22,500		247,500
CoBiz Financial, Inc.	28,700		183,106
Cogdell Spencer, Inc.	14,000		84,700
Columbia Banking System, Inc.	10,165		204,316
Community Trust Bancorp, Inc.	11,600		335,356

Managers Micro-Cap Fund

January 31, 2011

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Compass Diversified Holdings	68,800		1,188,176
Cypress Sharpridge Investments, Inc.	20,300		264,915
Financials - 12.2% (continued)
Danvers Bancorp, Inc.	15,700		$338,492
Dollar Financial Corp.*	13,567		415,557
Eastern Insurance Holdings, Inc.	13,636		177,132
Encore Capital Group, Inc.*	46,131		1,049,481
ESB Financial Corp.	5,900		81,184
Financial Engines, Inc.*	67,563		1,532,330
First of Long Island Corp., The	5,900		167,383
Flushing Financial Corp.	23,400		333,450
FPIC Insurance Group, Inc.*	9,400		336,144
German American Bancorp, Inc.	4,700		80,464
Great Southern Bancorp, Inc.	3,700		81,030
Hallmark Financial Services, Inc.*	19,800		168,102
Independent Bank Corp. (MA)	8,700		236,466
KBW, Inc.	11,502		307,678
LaSalle Hotel Properties	19,600		544,292
MarketAxess Holdings, Inc.	29,978		603,457
Meadowbrook Insurance Group, Inc.	42,800		406,172
Mission West Properties, Inc.	12,400		85,064
National Bankshares, Inc.	8,900		256,320
National Interstate Corp.	28,600		601,172
Noah Holdings, Ltd., Sponsored ADR*	20,982		338,440
Northrim Bancorp, Inc.	19,636		369,942
OceanFirst Financial Corp., Inc.	11,600		160,660
Ramco-Gershenson Properties Trust	19,800		254,628
S.Y. Bancorp, Inc.	14,400		351,288
SeaBright Insurance Holdings, Inc.	18,700		181,577
Simmons First National Corp., Class A	12,100		336,259
Southside Bancshares, Inc.	8,200		175,644
Texas Capital Bancshares, Inc.*	23,954		584,238
United Financial Bancorp, Inc.	11,000		168,630
Urstadt Biddle Properties, Inc., Class A	8,900		172,749
ViewPoint Financial Group	6,620		83,908
Washington Banking Co.	27,200		371,280
Washington Trust Bancorp, Inc.	8,000		160,000
Western Alliance Bancorp*	93,167		698,752
Total Financials			17,398,786
Health Care - 10.9%
Almost Family, Inc.*	4,700		156,933
Amarin Corp. PLC, Sponsored ADR*	27,020		239,938
America Service Group, Inc.	34,100	[2]	541,527
Assisted Living Concepts, Inc.*	5,100		167,892
Bio-Reference Laboratories, Inc.*	20,798		480,226
BioScrip, Inc.*	57,200		296,296
Caliper Life Science, Inc.*	13,500		86,940
Cantel Medical Corp.	15,100		321,479
Clinical Data, Inc.*	5,772		171,659
CryoLife, Inc.*	32,300		163,761

Managers Micro-Cap Fund

January 31, 2011

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Cyberonics, Inc.*	23,729		777,125
DexCom, Inc.*	49,896		703,783
Endologix, Inc.*	111,049		647,416
Health Care - 10.9% (continued)
Ensign Group, Inc.,The	6,700		$161,872
Exactech, Inc.*	28,000		467,320
HeartWare International, Inc.*	7,226		672,090
HMS Holdings Corp.*	2,400		154,416
Insulet Corp.*	45,273		770,999
Ista Pharmaceuticals, Inc.*	20,672		117,210
Kensey Nash Corp.*	32,700		791,340
Landauer, Inc.	3,200		185,760
LHC Group, Inc.*	16,300		433,580
MAKO Surgical Corp.*	34,487		535,238
Medical Action Industries, Inc.*	26,400		166,925
MEDTOX Scientific, Inc.*	6,800		82,167
Meridian Bioscience, Inc.	20,600	[2]	451,964
Metro Health Networks, Inc.*	57,600		247,778
MWI Veterinary Supply, Inc.*	8,787		546,200
Neogen Corp.*	7,935		285,343
NovaMed, Inc.*	6,400		83,712
NxStage Medical, Inc.*	59,585		1,432,424
Obagi Medical Products, Inc.*	29,500		313,290
Pacific Biosciences of California, Inc.*	30,088		475,390
Palomar Medical Technologies, Inc.*	22,477		334,008
Pharmerica Corp.*	21,900		247,689
Symmetry Medical, Inc.*	25,800		246,906
Synovis Life Technologies, Inc.*	19,725		295,579
U.S. Physical Therapy, Inc.*	48,400		919,600
Vascular Solutions, Inc.*	27,709		293,161
Young Innovations, Inc.	5,585		167,662
Total Health Care			15,634,598
Industrials - 21.2%
AAON, Inc.	6,000		161,580
Acacia Research Corp.*	46,500		1,134,600
Acco Brands Corp.*	67,800		556,638
Air Transport Services*	47,900		354,460
Alamo Group, Inc.	6,300		163,485
Allied Defense Group, Inc., The*	32,600		113,448
Ameresco, Inc., Class A*	19,100		295,859
American Ecology Corp.	20,900		330,456
Ameron International Corp.	4,700		324,159
Apogee Enterprises, Inc.	13,100		167,549
Astronics Corp.*	19,327		446,454
AZZ, Inc.	32,100		1,286,889
CAI International, Inc.*	14,000		251,328
Cascade Corp.	5,300		249,471
CBIZ, Inc.*	55,651		329,339
Celadon Group, Inc.*	60,873		891,789
Chart Industries, Inc.*	50,110		1,819,995

Managers Micro-Cap Fund

January 31, 2011

Schedule of Portfolio Investments (unaudited)

Security Description	Shares	Value
Columbus McKinnon Corp.*	90,200	1,521,674
Comfort Systems USA, Inc.	13,000	165,490
Commercial Vehicle Group, Inc.*	26,171	422,400
Courier Corp.	17,400	246,645
Industrials - 21.2% (continued)
Covenant Transportation Group, Inc.*	39,691	$356,028
CRA International, Inc.*	21,500	495,312
Ducommun, Inc.	15,200	333,792
Dynamex, Inc.*	11,000	251,389
Dynamic Materials Corp.	4,200	82,950
Eagle Bulk Shipping, Inc.*	33,700	137,833
Ennis, Inc.	38,600	641,918
EnPro Industries, Inc.*	6,900	249,060
Exponent, Inc.*	6,600	242,352
Furmanite Corp.*	62,328	420,075
G&K Services, Inc., Class A	5,300	166,049
GeoEye, Inc.*	2,633	105,109
Gibraltar Industries, Inc.*	14,900	164,347
GP Strategies Corp.*	16,533	163,511
Graham Corp.	19,758	421,266
Greenbrier Co., Inc.*	39,280	929,758
Hawaiian Holdings, Inc.*	10,700	79,073
Higher One Holdings, Inc.*	25,550	485,961
Hurco Companies, Inc.*	22,700	577,261
Interface, Inc., Class A	58,800	955,500
Kforce, Inc.*	30,857	551,723
Kimball International, Inc., Class B	42,400	279,139
Knoll, Inc.	19,700	329,778
LaBarge, Inc.*	130,200	1,817,593
LB Foster Co., Class A*	18,500	735,375
Lihua International, Inc.*	29,587	316,285
Marten Transport, Ltd.	17,500	372,925
Met-Pro Corp.	21,905	237,669
Michael Baker Corp.*	10,900	330,924
MYR Group, Inc.*	27,613	607,210
OceanFreight, Inc., Class A*	39,000	31,212
Old Dominion Freight Line, Inc.*	13,500	434,295
Orion Marine Group, Inc.*	50,700	594,204
PGT, Inc.*	126,700	296,478
Powell Industries, Inc.*	6,900	261,579
RBC Bearings, Inc.*	13,769	478,748
Saia, Inc.*	21,632	309,554
Satcon Technology Corp.*	66,596	322,991
SFN Group, Inc.*	16,800	162,624
Standard Parking Corp.*	30,600	550,494
Sun Hydraulics Corp.	9,900	369,072
TBS International PLC, Class A*	38,400	132,480
Titan International, Inc.	11,998	227,962
TrueBlue, Inc.*	24,412	416,469
Universal Truckload Services, Inc.*	11,000	163,900

Managers Micro-Cap Fund January 31, 2011 Schedule of Portfolio Investments (unaudited)

Security Description	Shares	Value
USA Truck, Inc.*	14,378	172,536
Vitran Corp., Inc., Class A*	58,277	791,984
Westport Innovations, Inc.*	31,834	502,022
Total Industrials		30,289,477

Managers Micro-Cap Fund

January 31, 2011

Schedule of Portfolio Investments (unaudited)

Security Description	Shares	Value
Information Technology - 26.5%
Actuate Corp.*	46,200	$256,410
American Software, Inc., Class A	26,800	167,486
Amtech Systems, Inc.*	9,477	242,706
Anadigics, Inc.*	116,990	799,042
Anaren Microwave, Inc.*	16,300	334,802
Ancestry.com, Inc.*	14,364	511,358
Aspen Technology, Inc.*	48,400	684,860
AXT, Inc.*	32,261	349,387
BCD Semiconductor Manufacturing, Ltd., Sponsored ADR*	31,600	324,532
BroadSoft, Inc.*	18,842	522,112
Callidus Software, Inc.*	8,565	53,531
ChinaCache International Holdings, Ltd., Sponsored ADR*	15,036	331,995
Computer Task Group, Inc.*	31,200	361,998
comScore, Inc.*	43,944	1,052,898
Comtech Telecommunications Corp.	4,300	120,658
Constant Contact, Inc.*	17,553	491,308
CTS Corp.	30,100	341,334
DemandTec, Inc.*	31,618	380,997
Dice Holdings, Inc.*	100,607	1,313,927
Digi International, Inc.*	30,728	325,410
DSP Group, Inc.*	21,200	158,788
DTS, Inc.*	9,048	405,531
EMS Technologies, Inc.*	35,200	645,216
Envestnet, Inc.*	21,761	310,094
ExlService Holdings, Inc.*	10,181	194,050
Extreme Networks, Inc.*	76,314	250,310
FARO Technologies, Inc.*	35,956	1,090,186
Forrester Research, Inc.*	4,700	167,508
GSI Technology, Inc.*	11,700	80,960
Hackett Group, Inc., The*	23,600	82,364
hiSoft Technology International, Sponsored ADR*	33,418	1,006,550
Hollysys Automation Technologies, Ltd.*	30,731	493,233
Inphi Corp.*	43,808	829,285
Interactive Intelligence, Inc.*	41,100	1,345,204
Intevac, Inc.*	11,700	160,875
IntraLinks Holdings, Inc.*	23,143	468,414
IPG Photonics Corp.*	17,936	621,482
Ixia*	13,897	218,600
IXYS Corp.*	21,800	246,994
JinkoSolar Holding Co., Ltd., Sponsored ADR*	17,753	463,531
Kenexa Corp.*	16,300	338,062
Limelight Networks, Inc.*	32,651	203,579
Lionbridge Technologies, Inc.*	142,700	547,968
Liquidity Services, Inc.*	23,842	340,225
LivePerson, Inc.*	104,457	1,145,893
LogMeIn, Inc.*	22,484	866,309
MaxLinear, Inc., Class A*	28,002	312,502
Maxwell Technologies, Inc.*	52,183	939,294
Methode Electronics, Inc.	28,196	333,277

Managers Micro-Cap Fund

January 31, 2011

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
MIPS Technologies, Inc.*	18,825		233,806
Information Technology - 26.5% (continued)
ModusLink Global Solutions, Inc.*	26,900		$164,897
MTS Systems Corp.	11,200		419,048
Multi-Fineline Electronix, Inc.*	3,600		83,810
NIC, Inc.	90,700		927,861
Oplink Communications, Inc.*	35,957		891,014
OSI Systems, Inc.*	4,300		163,357
PC Connection, Inc.*	19,200		169,920
QuinStreet, Inc.*	26,786		602,953
Radisys Corp.*	19,100		161,586
Renaissance Learning, Inc.	7,800		82,758
Renesola, Ltd., Sponsored ADR*	29,397		310,726
Richardson Electronics, Ltd.	13,300		172,102
RightNow Technologies, Inc.*	16,007		415,062
S1 Corp.*	38,800		249,872
SemiLEDs Corp.*	6,599		119,310
ShoreTel, Inc.*	49,111		372,261
Sierra Wireless, Inc.*	22,766		322,594
Silicon Image, Inc.*	43,559		298,815
Sonic Solutions, Inc.*	18,886		275,452
Spectrum Control, Inc.*	120,918		1,603,374
SPS Commerce, Inc.*	16,824		267,081
Symmetricom, Inc.*	27,292		169,483
Synchronoss Technologies, Inc.*	28,006		797,051
Terremark Worldwide, Inc.*	18,307		346,735
TESSCO Technologies, Inc.	4,800		55,296
Travelzoo, Inc.*	15,963		750,261
Tyler Technologies, Inc.*	32,000		664,000
VanceInfo Technologies, Inc., Sponsored ADR*	15,720		548,628
Velti PLC*	3,500		49,770
Virtusa Corp.*	60,202		969,252
Vocus, Inc.*	26,093		676,591
Xyratex, Ltd.*	90,000		1,199,700
Total Information Technology			37,767,461
Materials - 4.2%
Brush Engineered Materials, Inc.*	17,819		623,309
Koppers Holdings, Inc.	32,800	[2]	1,262,144
Landec Corp.*	32,300		202,198
Myers Industries, Inc.	37,438		342,183
Omnova Solutions, Inc.*	128,200	[2]	901,246
Quaker Chemical Corp.	4,200		161,196
STR Holdings, Inc.*	8,824		161,303
Universal Stainless & Alloy Products, Inc.*	56,200		1,788,800
Zagg, Inc.*	56,418		510,583
Total Materials			5,952,962
Utilities - 0.7%
Central Vermont Public Service Corp.	18,700		401,489
Chesapeake Utilities Corp.	6,200		242,420
Unitil Corp.	18,500		407,000

Managers Micro-Cap Fund

January 31, 2011

Schedule of Portfolio Investments (unaudited)

Security Description	Shares	Value
Total Utilities		1,050,909
Total Common Stocks (cost $105,459,795)		136,954,055
Exchange Traded Funds - 0.7%
SPDR KBW Regional Banking (cost $815,340)	36,800	$961,584
Short-Term Investments - 4.1%[1]
BNY Mellon Overnight Government Fund, 0.21%	44,000	44,000
Dreyfus Cash Management Fund, Institutional Class Shares, 0.14%	5,880,148	5,880,148
Total Short-Term Investments (cost $5,924,148)		5,924,148
Total Investments - 100.7% (cost $112,199,283)		143,839,787
Other Assets, less Liabilities - (0.7)%		(1,026,581)
Net Assets - 100.0%		$142,813,206

Managers Institutional Micro-Cap Fund

January 31, 2011

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Common Stocks - 94.1%
Consumer Discretionary - 14.9%
America’s Car-Mart, Inc.*	2,089		$52,100
Amerigon, Inc.*	5,487		59,753
Benihana, Inc.*	19,950		162,792
BJ’s Restaurants, Inc.*	4,528		159,974
Body Central Corp.*	8,327		141,975
Books-A-Million, Inc.	5,600	[2]	31,864
Bravo Brio Restaurant Group, Inc.*	2,742		44,695
Cache, Inc.*	10,881		40,913
California Pizza Kitchen, Inc.*	3,100		49,631
Caribou Coffee Co., Inc.*	7,400		66,748
Carrols Restaurant Group, Inc.*	4,650		32,550
Casual Male Retail Group, Inc.*	53,982		226,724
Core-Mark Holding Co., Inc.*	983		33,265
Country Style Cooking Restaurant Chain Co., Ltd., Sponsored ADR*	1,794		41,980
CPI Corp.	3,300		65,670
Delta Apparel, Inc.*	5,200		66,924
Destination Maternity Corp.*	1,176		47,663
Famous Dave’s of America, Inc.*	1,550		15,593
Fred’s, Inc.	2,400		32,232
hhgregg, Inc.*	4,595		84,226
Hibbett Sports, Inc.*	3,218		103,040
Hooker Furniture Corp.	2,347		31,473
IMAX Corp.*	2,297		58,780
Interclick, Inc.*	9,895		50,464
iRobot Corp.*	4,548		122,796
K12, Inc.*	2,747		74,856
Kenneth Cole Productions, Inc.*	4,057		55,337
Lumber Liquidators Holdings, Inc.*	1,218		34,031
Mac-Gray Corp.	2,504		36,884
Maidenform Brands, Inc.*	1,350		32,175
Marcus Corp., The	2,750		32,588
McCormick & Schmick’s Seafood Restaurants, Inc.*	5,370		48,330
Meritage Corp.*	2,093		48,055
Midas, Inc.*	4,271		30,367
Monro Muffler Brake, Inc.	1,971		65,201
Morton’s Restaurant Group, Inc.*	2,550		16,346
Overstock.com, Inc.	3,501		52,235
Perry Ellis International, Inc.*	2,300		64,745
R.G. Barry Corp.	10,186		107,768
RC2 Corp.*	1,605		32,614
Red Robin Gourmet Burgers, Inc.*	2,200		45,408
Rocky Brands, Inc*	1,650		16,973
Rue21, Inc.*	2,777		81,922
Ruth’s Chris Steak House, Inc.*	6,950		32,387
Shuffle Master, Inc.*	7,168		74,081
Shutterfly, Inc.*	7,502		249,742
Steinway Musical Instruments, Inc.*	9,674		184,870
Stoneridge, Inc.*	3,347		49,368

Managers Institutional Micro-Cap Fund

January 31, 2011

Schedule of Portfolio Investments (unaudited)

Security Description	Shares	Value
Summer Infant, Inc.*	8,312	63,379
Consumer Discretionary - 14.9% (continued)
True Religion Apparel, Inc.*	7,700	$158,236
Universal Electronics, Inc.*	14,658	385,946
US Auto Parts Network, Inc.*	15,544	129,015
Vitamin Shoppe, Inc.*	2,506	79,515
West Marine, Inc.*	3,300	32,614
Zumiez, Inc.*	1,243	28,862
Total Consumer Discretionary		4,167,675
Consumer Staples - 1.6%
Andersons, Inc., The	850	32,963
Boston Beer Co., Inc.*	471	42,395
Elizabeth Arden, Inc.*	1,912	48,928
Inter Parfums, Inc.	5,317	94,855
Nash Finch Co.	3,100	116,777
Omega Protein Corp.*	2,000	16,320
Pantry, Inc., The*	1,950	32,506
Primo Water Corp.*	3,109	38,521
Susser Holdings Corp.*	2,250	32,445
Total Consumer Staples		455,710
Energy - 3.3%
GeoResources, Inc.*	6,200	171,367
Gulf Island Fabrication, Inc.	2,395	64,857
Gulfport Energy Corp.*	7,600	181,944
Kodiak Oil & Gas Corp.*	23,012	146,126
Magnum Hunter Resources Corp.*	8,196	57,700
Natural Gas Services Group, Inc.*	1,800	32,148
North American Energy Partners, Inc.*	4,050	48,560
OYO Geospace Corp.*	750	71,872
Panhandle Oil and Gas, Inc.	1,250	33,438
Tesco Corp.*	3,500	53,428
Willbros Group, Inc.*	4,400	52,624
Total Energy		914,064
Financials - 12.0%
Advance America, Cash Advance Centers, Inc.	9,350	49,572
Alliance Financial Corp.	575	17,083
Altisource Portfolio Solutions S.A.*	2,371	68,712
American Safety Insurance Holdings, Ltd.*	2,475	49,648
Amerisafe, Inc.*	5,200	92,612
Associated Estates Realty Corp.	2,268	33,589
Asta Funding, Inc.	7,200	55,260
Baldwin & Lyons, Inc.	759	17,055
Bancorp Rhode Island, Inc.	1,100	33,176
Bank of Marin Bancorp	1,400	48,636
Boston Private Financial Holdings, Inc.	5,600	37,576
Cardinal Financial Corp.	4,450	48,950
CoBiz Financial, Inc.	5,400	34,452
Cogdell Spencer, Inc.	2,800	16,940
Columbia Banking System, Inc.	1,926	38,713
Community Trust Bancorp, Inc.	2,261	65,366

Managers Institutional Micro-Cap Fund

January 31, 2011

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Compass Diversified Holdings	12,900	[2]	222,782
Cypress Sharpridge Investments, Inc.	4,100		53,505
Financials - 12.0% (continued)
Danvers Bancorp, Inc.	3,075		$66,297
Dollar Financial Corp.*	2,608		79,883
Eastern Insurance Holdings, Inc.	2,545		33,060
Encore Capital Group, Inc.*	9,021		205,228
ESB Financial Corp.	1,175		16,168
Financial Engines, Inc.*	13,180		298,922
First of Long Island Corp., The	1,175		33,335
Flushing Financial Corp.	4,750		67,688
FPIC Insurance Group, Inc.*	1,800		64,368
German American Bancorp, Inc.	950		16,264
Great Southern Bancorp, Inc.	750		16,425
Hallmark Financial Services, Inc.*	3,875		32,899
Independent Bank Corp. (MA)	1,840		50,011
KBW, Inc.	2,218		59,332
LaSalle Hotel Properties	4,100		113,856
MarketAxess Holdings, Inc.	5,783		116,412
Meadowbrook Insurance Group, Inc.	8,208		77,894
Mission West Properties, Inc.	2,444		16,766
National Bankshares, Inc.	1,775		51,120
National Interstate Corp.	5,500		115,610
Noah Holdings, Ltd., Sponsored ADR*	4,112		66,327
Northrim Bancorp, Inc.	3,800		71,592
OceanFirst Financial Corp., Inc.	2,400		33,240
Ramco-Gershenson Properties Trust	3,850		49,511
S.Y. Bancorp, Inc.	2,790		68,062
SeaBright Insurance Holdings, Inc.	3,500		33,985
Simmons First National Corp., Class A	2,350		65,306
Southside Bancshares, Inc.	1,550		33,201
Texas Capital Bancshares, Inc.*	4,618		112,632
United Financial Bancorp, Inc.	2,150		32,960
Urstadt Biddle Properties, Inc., Class A	1,700		32,997
ViewPoint Financial Group	1,260		15,970
Washington Banking Co.	5,100		69,615
Washington Trust Bancorp, Inc.	1,600		32,000
Western Alliance Bancorp*	17,961		134,708
Total Financials			3,367,271
Health Care - 10.8%
Almost Family, Inc.*	950		31,720
Amarin Corp. PLC, Sponsored ADR*	5,210		46,265
America Service Group, Inc.	6,400		102,907
Assisted Living Concepts, Inc.*	1,000		32,920
Bio-Reference Laboratories, Inc.*	3,977		91,829
BioScrip, Inc.*	14,300		74,074
Caliper Life Science, Inc.*	2,600		16,744
Cantel Medical Corp.	3,075		65,467
Clinical Data, Inc.*	1,120		33,309
CryoLife, Inc.*	6,300		31,941

Managers Institutional Micro-Cap Fund

January 31, 2011

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Cyberonics, Inc.*	4,548		148,947
DexCom, Inc.*	9,458		133,405
Endologix, Inc.*	21,397		124,745
Health Care - 10.8% (continued)
Ensign Group, Inc.,The	1,325		$32,012
Exactech, Inc.*	5,100		85,119
HeartWare International, Inc.*	1,324		123,145
HMS Holdings Corp.*	400		25,736
Insulet Corp.*	8,853		150,767
Ista Pharmaceuticals, Inc.*	4,032		22,861
Kensey Nash Corp.*	5,850		141,570
Landauer, Inc.	500	[2]	29,025
LHC Group, Inc.*	3,400		90,440
MAKO Surgical Corp.*	6,760		104,915
Medical Action Industries, Inc.*	5,386		34,052
MEDTOX Scientific, Inc.*	1,150		15,490
Meridian Bioscience, Inc.	3,400		74,596
Metro Health Networks, Inc.*	10,750		49,235
MWI Veterinary Supply, Inc.*	1,706		106,045
Neogen Corp.*	1,523		54,767
NovaMed, Inc.*	1,250		16,350
NxStage Medical, Inc.*	11,675		280,668
Obagi Medical Products, Inc.*	6,050		64,251
Pacific Biosciences of California, Inc.*	5,800		91,640
Palomar Medical Technologies, Inc.*	4,261		63,318
Pharmerica Corp.*	4,200		47,502
Symmetry Medical, Inc.*	4,900		46,893
Synovis Life Technologies, Inc.*	3,789		56,778
U.S. Physical Therapy, Inc.*	9,376		178,144
Vascular Solutions, Inc.*	5,347		56,571
Young Innovations, Inc.	1,087		32,632
Total Health Care			3,008,795
Industrials - 20.7%
AAON, Inc.	1,225		32,989
Acacia Research Corp.*	8,900		217,160
Acco Brands Corp.*	12,800		105,088
Air Transport Services*	9,300		68,820
Alamo Group, Inc.	1,209		31,374
Allied Defense Group, Inc., The*	6,000		20,880
Ameresco, Inc., Class A*	3,600		55,764
American Ecology Corp.	4,021		64,422
Ameron International Corp.	950		65,522
Apogee Enterprises, Inc.	2,720		34,789
Astronics Corp.*	3,887		89,790
AZZ, Inc.	6,000		240,540
CAI International, Inc.*	2,550		48,552
Cascade Corp.	1,025		48,247
CBIZ, Inc.*	10,194		64,082
Celadon Group, Inc.*	12,091		177,133
Chart Industries, Inc.*	9,490		344,677

Managers Institutional Micro-Cap Fund

January 31, 2011

Schedule of Portfolio Investments (unaudited)

Security Description	Shares	Value
Columbus McKinnon Corp.*	17,450	294,382
Comfort Systems USA, Inc.	2,650	33,734
Commercial Vehicle Group, Inc.*	5,266	84,993
Courier Corp.	3,522	49,924
Industrials - 20.7% (continued)
Covenant Transportation Group, Inc.*	7,984	$71,616
CRA International, Inc.*	4,350	97,120
Ducommun, Inc.	2,875	63,135
Dynamex, Inc.*	1,944	48,386
Dynamic Materials Corp.	800	15,800
Eagle Bulk Shipping, Inc.*	5,900	24,131
Ennis, Inc.	7,450	123,894
EnPro Industries, Inc.*	1,150	47,736
Exponent, Inc.*	1,255	46,084
Furmanite Corp.*	11,188	82,586
G&K Services, Inc., Class A	1,100	34,463
GeoEye, Inc.*	499	19,920
Gibraltar Industries, Inc.*	2,825	31,160
GP Strategies Corp.*	3,266	32,301
Graham Corp.	4,137	82,058
Greenbrier Co., Inc.*	7,388	174,874
Hawaiian Holdings, Inc.*	2,100	15,519
Higher One Holdings, Inc.*	5,019	95,461
Hurco Companies, Inc.*	2,621	66,652
Interface, Inc., Class A	10,100	164,125
Kforce, Inc.*	5,572	99,627
Kimball International, Inc., Class B	7,250	47,751
Knoll, Inc.	4,000	66,960
LaBarge, Inc.*	24,324	339,562
LB Foster Co., Class A*	3,500	139,125
Lihua International, Inc.*	5,589	59,746
Marten Transport, Ltd.	3,925	83,642
Met-Pro Corp.	4,350	47,198
Michael Baker Corp.*	2,150	65,274
MYR Group, Inc.*	5,232	115,051
OceanFreight, Inc., Class A*	7,333	5,869
Old Dominion Freight Line, Inc.*	2,550	82,034
Orion Marine Group, Inc.*	10,500	123,060
PGT, Inc.*	25,700	60,138
Powell Industries, Inc.*	1,200	45,492
RBC Bearings, Inc.*	2,553	88,768
Saia, Inc.*	4,259	60,946
Satcon Technology Corp.*	12,790	62,032
SFN Group, Inc.*	3,550	34,364
Standard Parking Corp.*	5,371	96,624
Sun Hydraulics Corp.	2,200	82,016
TBS International PLC, Class A*	6,500	22,425
Titan International, Inc.	2,413	45,847
TrueBlue, Inc.*	4,642	79,193
Universal Truckload Services, Inc.*	2,150	32,035

Managers Institutional Micro-Cap Fund

January 31, 2011

Schedule of Portfolio Investments (unaudited)

Security Description	Shares	Value
USA Truck, Inc.*	2,892	34,704
Vitran Corp., Inc., Class A*	11,725	159,342
Westport Innovations, Inc.*	6,066	95,661
Total Industrials		5,784,369

Managers Institutional Micro-Cap Fund

January 31, 2011

Schedule of Portfolio Investments (unaudited)

Security Description	Shares	Value
Information Technology - 26.3%
Actuate Corp.*	8,538	$47,386
American Software, Inc., Class A	4,900	32,438
Amtech Systems, Inc.*	1,867	47,814
Anadigics, Inc.*	22,850	156,066
Anaren Microwave, Inc.*	3,175	65,214
Ancestry.com, Inc.*	2,769	98,576
Aspen Technology, Inc.*	8,500	120,275
AXT, Inc.*	6,479	70,168
BCD Semiconductor Manufacturing, Ltd., Sponsored ADR*	5,900	60,593
BroadSoft, Inc.*	3,791	105,049
Callidus Software, Inc.*	1,718	10,738
ChinaCache International Holdings, Ltd., Sponsored ADR*	2,842	62,751
Computer Task Group, Inc.*	5,950	69,206
comScore, Inc.*	8,715	208,811
Comtech Telecommunications Corp.	800	22,448
Constant Contact, Inc.*	3,327	93,123
CTS Corp.	5,850	66,339
DemandTec, Inc.*	5,991	72,192
Dice Holdings, Inc.*	19,886	259,711
Digi International, Inc.*	6,155	65,181
DSP Group, Inc.*	4,300	32,207
DTS, Inc.*	1,820	81,572
EMS Technologies, Inc.*	6,900	126,477
Envestnet, Inc.*	4,377	62,372
ExlService Holdings, Inc.*	2,048	39,035
Extreme Networks, Inc.*	16,675	54,694
FARO Technologies, Inc.*	7,015	212,695
Forrester Research, Inc.*	893	31,827
GSI Technology, Inc.*	2,050	15,640
Hackett Group, Inc., The*	4,575	15,967
hiSoft Technology International, Sponsored ADR*	6,448	194,214
Hollysys Automation Technologies, Ltd.*	5,660	90,843
Inphi Corp.*	8,569	162,211
Interactive Intelligence, Inc.*	7,900	258,567
Intevac, Inc.*	2,300	31,625
IntraLinks Holdings, Inc.*	4,377	88,590
IPG Photonics Corp.*	3,458	119,820
Ixia*	2,795	43,965
IXYS Corp.*	4,237	48,005
JinkoSolar Holding Co., Ltd., Sponsored ADR*	3,364	87,834
Kenexa Corp.*	3,050	63,257
Limelight Networks, Inc.*	6,187	38,576
Lionbridge Technologies, Inc.*	27,500	105,600
Liquidity Services, Inc.*	4,518	64,472
LivePerson, Inc.*	20,511	225,006
LogMeIn, Inc.*	4,459	171,805
MaxLinear, Inc., Class A*	5,401	60,275
Maxwell Technologies, Inc.*	10,307	185,526
Methode Electronics, Inc.	5,504	65,057

Managers Institutional Micro-Cap Fund

January 31, 2011

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
MIPS Technologies, Inc.*	3,786		47,022
Information Technology - 26.3% (continued)
ModusLink Global Solutions, Inc.*	5,275		$32,336
MTS Systems Corp.	2,076		77,674
Multi-Fineline Electronix, Inc.*	600		15,895
NIC, Inc.	16,800		171,864
Oplink Communications, Inc.*	7,097		175,864
OSI Systems, Inc.*	875		33,241
PC Connection, Inc.*	3,746		33,152
QuinStreet, Inc.*	5,388		121,284
Radisys Corp.*	3,875		32,782
Renaissance Learning, Inc.	1,550		16,446
Renesola, Ltd., Sponsored ADR*	5,667		59,900
Richardson Electronics, Ltd.	2,500		32,350
RightNow Technologies, Inc.*	3,091		80,150
S1 Corp.*	7,600		48,944
SemiLEDs Corp.*	1,300		23,504
ShoreTel, Inc.*	9,461		71,714
Sierra Wireless, Inc.*	4,520		64,048
Silicon Image, Inc.*	8,254		56,622
Sonic Solutions, Inc.*	3,615		52,725
Spectrum Control, Inc.*	23,157		307,061
SPS Commerce, Inc.*	3,384		53,721
Symmetricom, Inc.*	5,200		32,292
Synchronoss Technologies, Inc.*	5,295		150,696
Terremark Worldwide, Inc.*	3,682		69,737
TESSCO Technologies, Inc.	1,012		11,658
Travelzoo, Inc.*	3,211		150,917
Tyler Technologies, Inc.*	6,400		132,800
VanceInfo Technologies, Inc., Sponsored ADR*	3,036		105,956
Velti PLC*	700		9,954
Virtusa Corp.*	12,046		193,941
Vocus, Inc.*	5,258		136,340
Xyratex, Ltd.*	17,200	[2]	229,276
Total Information Technology			7,343,679
Materials - 3.9%
Brush Engineered Materials, Inc.*	3,425		119,806
Koppers Holdings, Inc.	5,400		207,793
Landec Corp.*	4,000		25,040
Myers Industries, Inc.	7,300		66,722
Omnova Solutions, Inc.*	24,750		173,993
Quaker Chemical Corp.	850		32,623
STR Holdings, Inc.*	1,672		30,564
Universal Stainless & Alloy Products, Inc.*	10,225		327,200
Zagg, Inc.*	11,349		102,708
Total Materials			1,086,449
Utilities - 0.6%
Central Vermont Public Service Corp.	2,700		57,969
Chesapeake Utilities Corp.	1,200		46,920
Unitil Corp.	2,500		55,000

Managers Institutional Micro-Cap Fund

January 31, 2011

Schedule of Portfolio Investments (unaudited)

Security Description	Shares	Value
Total Utilities		159,889
Total Common Stocks (cost $20,685,690)		26,287,901
Exchange Traded Funds - 0.6%
SPDR KBW Regional Banking (cost $154,373)	6,900	$180,297
Short-Term Investments - 7.5%[1]
BNY Mellon Overnight Government Fund, 0.21%	217,000	217,000
Dreyfus Cash Management Fund, Institutional Class Shares, 0.14%	1,870,751	1,870,751
Total Short-Term Investments (cost $2,087,751)		2,087,751
Total Investments - 102.2% (cost $22,927,814)		28,555,949
Other Assets, less Liabilities - (2.2)%		(602,000)
Net Assets - 100.0%		$27,953,949

Managers Real Estate Securities Fund

January 31, 2011

Schedule of Portfolio Investments (unaudited)

Security Description	Shares	Value
REITs - 94.6%
Apartments - 16.3%
American Campus Communities, Inc.	10,840	$350,566
AvalonBay Communities, Inc.	6,760	783,687
Camden Property Trust	18,510	1,026,009
Equity Residential	43,380	2,350,762
Essex Property Trust, Inc.	8,100	939,600
UDR, Inc.	11,920	279,882
Total Apartments		5,730,506
Diversified - 12.0%
Coresite Realty Corp.	3,630	52,163
Cousins Properties, Inc.	12,770	108,800
Digital Realty Trust, Inc.	17,220	936,768
Duke Realty Corp.	55,000	753,500
Vornado Realty Trust	26,960	2,374,906
Total Diversified		4,226,137
Health Care - 12.5%
HCP, Inc.	27,720	1,028,135
Health Care REIT, Inc.	21,420	1,051,294
Nationwide Health Properties, Inc.	28,710	1,078,061
Senior Housing Properties Trust	30,210	677,308
Ventas, Inc.	10,090	559,591
Total Health Care		4,394,389
Hotels - 6.1%
Hospitality Properties Trust	14,030	348,926
Host Hotels & Resorts, Inc.	54,160	1,002,502
LaSalle Hotel Properties	12,220	339,349
Pebblebrook Hotel Trust*	10,920	224,515
Sunstone Hotel Investors, Inc.*	21,600	220,536
Total Hotels		2,135,828
Manufactured Homes - 0.6%
Equity Lifestyle Properties, Inc.	3,970	225,814
Office Properties - 14.1%
Alexandria Real Estate Equities, Inc.	7,110	547,754
Boston Properties, Inc.	10,870	1,025,802
Brandywine Realty Trust	24,300	281,880
Colonial Properties Trust	9,880	189,597
CommonWealth REIT	22,080	588,874
Corporate Office Properties Trust	9,520	347,956
Douglas Emmett, Inc.	13,860	255,440
Hudson Pacific Properties, Inc.	11,410	167,499
Kilroy Realty Corp.	13,890	529,765
Parkway Properties, Inc.	13,890	234,741
SL Green Realty Corp.	11,070	805,453
Total Office Properties		4,974,761
Regional Malls - 14.2%
General Growth Properties, Inc.	38,360	568,112
Macerich Co., The	30,950	1,506,027
Simon Property Group, Inc.	26,260	2,664,077
Taubman Centers, Inc.	4,550	238,192
Total Regional Malls		4,976,408
Shopping Centers - 7.9%
Acadia Realty Trust	9,900	182,952
Federal Realty Investment Trust	9,560	768,911
Kimco Realty Corp.	59,500	1,076,355
Weingarten Realty Investors	30,280	742,466
Total Shopping Centers		2,770,684
Storage - 5.4%
Public Storage, Inc.	15,100	1,645,598
U-Store-It Trust	27,640	267,002
Total Storage		1,912,600
Warehouse/Industrials - 5.5%
AMB Property Corp.	18,590	$623,694

Managers Real Estate Securities Fund

January 31, 2011

Schedule of Portfolio Investments (unaudited)

Security Description	Shares	Value
DCT Industrial Trust, Inc.	25,980	143,929
ProLogis	78,290	1,168,087
Total Warehouse/Industrials		1,935,710
Total REITs (cost $27,776,750)		33,282,837
REOCs - 3.3%
Hotels & Motels - 1.2%
Hyatt Hotels Corp., Class A*	8,500	413,015
Wireless Equipment - 2.1%
Crown Castle International Corp.*	17,270	728,276
Total REOCs (cost $1,056,367)		1,141,291
Short-Term Investments - 5.2%[1]
Dreyfus Cash Management Fund, Institutional Class Shares, 0.14% (cost $1,814,850)	1,814,850	1,814,850
Total Investments - 103.1% (cost $30,647,967)		36,238,978
Other Assets, less Liabilities - (3.1)%		(1,072,642)
Net Assets - 100.0%		$35,166,336

Managers PIMCO Bond Fund

January 31, 2011

Schedule of Portfolio Investments (unaudited)

Security Description		Principal Amount		Value
Corporate Bonds - 33.7%
Financials - 26.0%
Allstate Life Global Funding Trusts, 5.375%, 04/30/13		$1,600,000		$1,741,218
Ally Financial, Inc., 6.250%, 12/01/17 (a)		3,300,000		3,411,375
Ally Financial, Inc., 7.500%, 09/15/20 (a)		1,100,000		1,204,500
Ally Financial, Inc., 8.300%, 02/12/15		800,000		906,000
American Express Co., 7.000%, 03/19/18		1,000,000		1,162,608
American Express Travel Related Services Co., Inc., Series EMTN, 0.460%, 06/01/11, (03/01/11)[9]		900,000		896,560
American General Finance Corp., 4.125%, 11/29/13	EUR	3,900,000	[2]	4,564,038
American General Finance Corp., Series MTN, 0.564%, 08/17/11, (02/17/11)[9]		10,900,000		10,619,074
American General Finance Corp., Term Loan, 7.250%, 04/21/15		1,200,000		1,219,084
American International Group, Inc., 5.050%, 10/01/15		400,000		415,866
American International Group, Inc., 5.600%, 10/18/16		800,000		844,838
American International Group, Inc., 6.250%, 03/15/37		800,000		741,000
American International Group, Inc., 8.250%, 08/15/18		4,500,000		5,318,680
American International Group, Inc., Series MTN, Series G, 5.850%, 01/16/18		400,000		418,555
ANZ National International, Ltd., 6.200%, 07/19/13 (a)		1,800,000		1,985,686
Australia and New Zealand Banking Group, Ltd., 2.125%, 01/10/14 (a)		2,400,000		2,417,393
Banco Santander Brasil SA, 4.500%, 04/06/15 (a)		200,000	[2]	203,993
Banco Santander Chile SA, 1.553%, 04/20/12, (04/20/11) (a)[9]		2,200,000		2,200,103
Bank of America Corp., 4.500%, 04/01/15		10,000,000		10,388,520
Bank of America Corp., 6.000%, 10/15/36		900,000		848,854
Bank of America Corp., 6.500%, 08/01/16		2,800,000		3,102,904
Bank of China (Hong Kong), Ltd., 5.550%, 02/11/20 (a)		400,000	[2]	409,830
Bank of Montreal, 2.850%, 06/09/15 (a)		800,000	[2]	816,102
Bank of Nova Scotia, The, 1.650%, 10/29/15 (a)		900,000		865,609
Barclays Bank PLC, 2.375%, 01/13/14		1,000,000		1,003,993
Barclays Bank PLC, 5.450%, 09/12/12		17,300,000		18,450,156
Bear Stearns Companies, Inc., The, 6.950%, 08/10/12		5,800,000		6,318,584
C10 Capital SPV, Ltd., 6.722%, 12/31/49 (a)		1,500,000		1,095,000
CIT Group, Inc., 7.000%, 05/01/13		493,177		504,890
CIT Group, Inc., 7.000%, 05/01/14		989,765		1,010,798
CIT Group, Inc., 7.000%, 05/01/15		289,765		294,474
CIT Group, Inc., 7.000%, 05/01/16		482,942		488,979
CIT Group, Inc., 7.000%, 05/01/17		676,120		683,726
CIT Group, Inc., Term Loan 3-DD, 6.250%, 08/11/15		497,352		510,522
Citigroup Capital XXI, 8.300%, 12/21/57[10]		1,200,000		1,258,500
Citigroup, Inc., 2.286%, 08/13/13, (02/14/11)[9]		1,100,000		1,124,573
Citigroup, Inc., 5.300%, 10/17/12		200,000		211,535
Citigroup, Inc., 5.500%, 08/27/12		500,000		529,914
Citigroup, Inc., 5.500%, 10/15/14		5,800,000		6,314,153
Citigroup, Inc., 5.625%, 08/27/12		1,300,000		1,369,280
Citigroup, Inc., 5.850%, 07/02/13		100,000		108,422
Citigroup, Inc., 6.000%, 08/15/17		4,200,000		4,603,586
Citigroup, Inc., 6.125%, 05/15/18		800,000		870,926
Citigroup, Inc., 6.125%, 08/25/36		4,200,000		3,851,211
Citigroup, Inc., 8.125%, 07/15/39		600,000		735,204
Citigroup, Inc., 8.500%, 05/22/19		100,000		122,596
Citigroup, Inc., Series EMTN, Class B, 3.625%, 11/30/17[10]	EUR	3,800,000		4,858,733
Commonwealth Bank of Australia, 0.723%, 07/12/13, (04/12/11) (a)[9]		7,500,000		7,521,112
Credit Suisse New York, 2.200%, 01/14/14		800,000		802,079
Danske Bank A/S, 2.500%, 05/10/12, (a)		1,200,000		1,227,214
Deutsche Bank AG London, 6.000%, 09/01/17		5,000,000		5,618,070
Dexia Credit Local, 0.784%, 04/26/14, (04/28/11) (a)[9]		4,100,000		4,079,254
Ford Motor Co., Term Loan, 3.020%, 12/15/13		997,299		1,000,967
Ford Motor Credit Company LLC, 3.053%, 01/13/12, (04/13/11)[9]		2,200,000	[2]	2,219,250
Ford Motor Credit Company LLC, 7.250%, 10/25/11		200,000		206,198
Ford Motor Credit Company LLC, 7.375%, 02/01/11		300,000		300,000
Ford Motor Credit Company LLC, 7.800%, 06/01/12		2,200,000		2,348,185
Ford Motor Credit Company LLC, 8.700%, 10/01/14		500,000		574,028
Fortis Bank Nederland Holding N.V., 3.000%, 04/17/12	EUR	200,000		279,037
General Electric, 0.503%, 01/08/16, (04/08/11)[9]		700,000	[2]	671,770

Managers PIMCO Bond Fund

January 31, 2011

Schedule of Portfolio Investments (unaudited)

Security Description		Principal Amount		Value
Financials - 26.0% (continued)
General Electric Capital Corp., 5.500%, 09/15/67 (a)[10]	EUR	5,500,000		$6,890,249
General Electric Capital Corp., 5.875%, 01/14/38		$2,300,000		2,278,410
GMAC, Inc., 6.875%, 09/15/11		600,000		616,500
GMAC, Inc., 7.250%, 03/02/11		4,475,000		4,494,019
GMAC, Inc., 7.500%, 12/31/13		1,500,000		1,638,750
GMAC LLC, 6.000%, 12/15/11		400,000	[2]	409,710
GMAC LLC, 6.875%, 09/15/11		600,000		614,776
Goldman Sachs Group, Inc., 5.950%, 01/18/18		4,800,000		5,199,634
Goldman Sachs Group, Inc., 6.150%, 04/01/18		2,000,000		2,181,780
Goldman Sachs Group, Inc., 6.250%, 09/01/17		3,200,000		3,535,837
Groupe BPCE SA, 2.375%, 10/04/13 (a)		400,000		402,201
HSBC Bank PLC, 2.000%, 01/19/14 (a)		800,000		801,137
HSBC Holdings PLC, 6.500%, 05/02/36		800,000		814,136
HSBC Holdings PLC, 6.500%, 09/15/37		900,000		914,682
ING Bank NV, 1.103%, 03/30/12, (03/30/11) (a)[9]		10,800,000		10,773,389
International Lease Finance Corp., 1.425%, 08/15/11, (02/15/11)[9]	EUR	3,900,000		5,238,771
International Lease Finance Corp., 5.875%, 05/01/13		400,000		415,000
International Lease Finance Corp., 6.375%, 03/25/13		400,000		419,000
International Lease Finance Corp., 6.750%, 09/01/16 (a)		800,000		860,000
International Lease Finance Corp., Series MTN, 5.250%, 01/10/13		400,000		410,500
International Lease Finance Corp., Series MTN, 5.400%, 02/15/12		1,500,000		1,541,250
International Lease Finance Corp., Series MTN, 5.450%, 03/24/11		2,500,000		2,524,382
JPMorgan Chase & Co., 6.000%, 01/15/18		1,600,000		1,779,709
JPMorgan Chase & Co., Series EMTN, 1.264%, 09/26/13, (03/28/11)[9]	EUR	200,000		269,926
JPMorgan Chase Bank, NA, 0.632%, 06/13/16, (03/14/11)[9]		1,300,000		1,242,170
JPMorgan Chase Bank, NA, 6.000%, 10/01/17		4,500,000		4,984,016
JPMorgan Chase Capital, 6.550%, 09/29/36		400,000		404,950
Korea Development Bank, The, 4.375%, 08/10/15		3,500,000		3,607,762
LeasePlan Corp. N.V., 3.125%, 02/10/12	EUR	1,300,000		1,811,574
Lehman Brothers Holdings, Inc., 0.000%, 10/22/08*[5,12]		3,900,000		950,625
Lehman Brothers Holdings, Inc., 0.000%, 12/23/08*[5,12]		200,000		48,750
Lehman Brothers Holdings, Inc., 0.000%, 04/03/09*[5,12]		4,700,000		1,145,625
Lehman Brothers Holdings, Inc., 0.000%, 11/16/09*[5,12]		1,200,000		292,500
Lehman Brothers Holdings, Inc., 0.000%, 05/25/10*[5,12]		1,000,000		243,750
Lehman Brothers Holdings, Inc., 0.000%, 07/18/11*[5,12]		1,700,000		414,375
Lehman Brothers Holdings, Inc., 0.000%, 01/24/13*[5,12]		2,000,000	[2]	507,500
Lehman Brothers Holdings, Inc., 0.000%, 05/02/18*[5,12]		600,000		153,750
Lloyds Banking Group Capital No. 1 PLC, 8.500%, 12/29/49 (a)[8,10]		400,000		352,362
Lloyds TSB Bank PLC, 6.350%, 10/29/49	EUR	1,800,000		2,254,991
Merrill Lynch & Co., Inc., 6.400%, 08/28/17		3,400,000		3,699,220
MetLife Global Funding, 0.703%, 07/13/11, (04/13/11) (a)[9]		7,000,000		7,007,343
Metlife, Inc., 6.400%, 12/15/36		800,000		759,040
Morgan Stanley, 5.950%, 12/28/17		1,800,000		1,909,813
Morgan Stanley, 6.250%, 08/28/17		1,000,000		1,075,807
Morgan Stanley, 7.300%, 05/13/19		200,000		222,992
Morgan Stanley, Series GMTN, 2.786%, 05/14/13, (02/14/11)[9]		1,200,000		1,241,778
MUFG Capital Finance, Ltd., 6.299%, 07/29/49[8,10]	GBP	400,000		621,516
National Australia Bank, Ltd., 5.350%, 06/12/13 (a)		1,500,000		1,626,188
Nationwide Building Society, 6.250%, 02/25/20 (a)		1,800,000		1,817,869
Nordea Bank AB, 2.125%, 01/14/14 (a)		400,000		401,650
Pacific LifeCorp, 6.000%, 02/10/20 (a)		400,000		419,247
Petroleum Export Ltd., 5.265%, 06/15/11 (a)		52,074		51,992
Principal Life Income Funding Trust, 5.300%, 04/24/13		1,500,000		1,621,492
Principal Life Income Funding Trust, 5.550%, 04/27/15		2,300,000		2,462,081
Qatari Diar Finance Q.S.C., 3.500%, 07/21/15		900,000		902,475
Resona Bank Ltd., 5.850%, 04/15/49 (a)[8,10]		500,000		505,489
Royal Bank of Scotland Group PLC, 0.686%, 04/08/11, (02/14/11) (a)[9]		3,700,000		3,701,014
Royal Bank of Scotland Group PLC, 1.450%, 10/20/11 (a)		4,200,000		4,222,499
Royal Bank of Scotland Group PLC, 2.625%, 05/11/12 (a)		2,500,000		2,558,422
Royal Bank of Scotland Group PLC, 3.000%, 12/09/11 (a)		4,000,000		4,082,872

Managers PIMCO Bond Fund

January 31, 2011

Schedule of Portfolio Investments (unaudited)

Security Description		Principal Amount		Value
Financials - 26.0% (continued)
Royal Bank of Scotland Group PLC, 3.950%, 09/21/15		$900,000		$878,731
Royal Bank of Scotland Group PLC, 4.875%, 08/25/14 (a)		200,000		205,683
Royal Bank of Scotland Group PLC, 6.990%, 10/29/49 (a)[8]		2,600,000	[2]	2,106,000
Santander SA US Debt Unipersonal, 1.103%, 03/30/12, (03/30/11) (a)[9]		8,100,000		8,014,577
Santander SA US Debt Unipersonal, 2.991%, 10/07/13 (a)		3,700,000		3,573,593
SLM Corp., 0.502%, 03/15/11, (03/15/11)[9]		4,500,000		4,480,218
SLM Corp., EMTN, Series 21, 3.125%, 09/17/12	EUR	1,100,000		1,463,594
SLM Corp., MTN, 6.250%, 01/25/16		300,000		300,882
State Bank of India, 4.500%, 07/27/15 (a)		2,900,000		2,962,538
State Street Capital Trust III, 8.250%, 03/15/42[8,10]		2,000,000		2,019,980
State Street Capital, 1.302%, 06/15/37, (03/15/11)[9]		300,000		232,612
Stone Street Trust, 5.902%, 12/15/15 (a)		2,800,000		2,966,569
Sumitomo Mitsui Banking Corp., 1.950%, 01/14/14 (a)		1,000,000		1,007,441
Swedbank AB, 3.625%, 12/02/11	EUR	200,000		278,077
Temasek Financial I, Ltd., 4.300%, 10/25/19 (a)		900,000		931,086
TNK- BP Finance SA, 6.125%, 03/20/12 (a)		400,000		419,000
TransCapitalInvest, Ltd., 8.700%, 08/0718 (a)		600,000		743,327
UBS AG, 5.750%, 04/25/18		1,300,000		1,404,893
UBS AG, 5.875%, 12/20/17		1,400,000		1,530,267
UBS AG, Series MTN, 1.384%, 02/23/12, (02/23/11)[9]		1,700,000		1,715,178
USB Capital IX, 6.189%, 03/29/49[8,10]		300,000		237,900
Vnesheconombank, 5.450%, 11/22/17 (a)		400,000		397,500
Wachovia Corp., 0.433%, 10/15/11, (04/15/11)[9]		3,500,000		3,504,518
Wachovia Corp., 5.750%, 02/01/18		4,400,000		4,903,628
Wachovia Corp., Series MTN, 0.494%, 08/01/13, (05/03/11)[9]		300,000		297,742
Wells Fargo & Co., Series K, 7.980%, 02/28/49[8,10]		21,200,000		22,790,000
Westpac Banking Corp., 3.585%, 08/14/14 (a)		5,400,000		5,739,709
Total Financials				329,323,799
Industrials - 7.2%
Altria Group, Inc., 9.700%, 11/10/18		1,200,000		1,558,546
Amgen, Inc., 6.150%, 06/01/18		4,900,000		5,716,252
AstraZeneca PLC, 5.900%, 09/15/17		800,000		923,727
AstraZeneca PLC, 6.450%, 09/15/37		700,000		807,469
AT&T, Inc., 4.950%, 01/15/13		1,700,000		1,826,087
AT&T, Inc., 5.500%, 02/01/18		1,700,000		1,875,496
AT&T, Inc., 6.300%, 01/15/38		1,200,000		1,241,214
Chesapeake Energy Corp., 2.250%, 12/15/38[16]		400,000		337,000
Codelco, Inc., 6.150%, 10/24/36 (a)		300,000		329,060
Comcast Corp., 5.875%, 02/15/18		600,000		665,072
Comcast Corp., 6.450%, 03/15/37		600,000		626,402
Corp Nacional del Cobre de Chile, 7.500%, 01/15/19 (a)		1,500,000		1,828,190
Corporacion Geo S.A.B. de C.V., 8.875%, 09/25/14 (a)		3,000,000		3,371,250
GAZ Capital, 6.212%, 11/22/16 (a)		400,000		422,000
GAZ Capital, 8.625%, 04/28/34		5,500,000		6,634,650
Gerdau, S.A., 5.750%, 01/30/21 (a)		400,000		403,000
IBM Corp., 5.700%, 09/14/17		9,000,000		10,359,864
NGPL Pipeco LLC, 6.514%, 12/15/12 (a)		1,800,000		1,946,536
Noble Group, 4.875%, 08/15/15 (a)		1,000,000		1,024,722
Novatek Finance, Ltd., 5.326%, 02/03/16 (a)		400,000		402,886
Odebrecht Drill VIII/IX, Ltd., 6.350%, 06/30/21 (a)		400,000		420,000
Peabody Energy Corp., 7.875%, 11/01/26		700,000		791,000
Petrobras International Finance Corp., 3.875%, 01/27/16		3,300,000		3,347,784
Petrobras International Finance Corp., 5.875%, 03/01/18		2,300,000		2,463,972
Petroleos Mexicanos, 8.000%, 05/03/19		5,100,000		6,138,870
Philip Morris International, Inc., 5.650%, 05/16/18		1,000,000		1,132,984
Qtel International Finance, Ltd., 4.750%, 02/16/21 (a)		200,000		191,819
Qwest Capital Funding, Inc., 7.250%, 02/15/11		1,813,000		1,815,266
Ras Laffan Liquefied Natural Gas Co., Ltd, 5.298%, 09/30/20 (a)		865,170		920,988
Rohm & Haas Holdings, 6.000%, 09/15/17		1,100,000		1,205,198
Shell International Finance, B.V., 5.500%, 03/25/40		600,000		620,392
Sonat, Inc., 7.625%, 07/15/11		1,300,000		1,336,128

Managers PIMCO Bond Fund

January 31, 2011

Schedule of Portfolio Investments (unaudited)

Security Description		Principal Amount		Value
Industrials - 7.2% (continued)
Sydney Airport Finance Co., Proprietary Ltd., 5.125%, 02/22/21 (a)		$300,000		$287,924
Tennessee Gas Pipeline Co., 7.000%, 10/15/28		6,145,000		6,612,893
Time Warner, Inc., 5.875%, 11/15/16		1,200,000		1,354,673
Total Capital SA, 4.450%, 06/24/20		500,000		514,098
Transocean, Inc., Series B, 1.500%, 12/15/37[16]		6,800,000	[2]	6,800,000
United Airlines, Inc., 10.400%, 11/01/16		472,153		546,517
UnitedHealth Group, Inc., 4.875%, 02/15/13		1,600,000		1,710,562
Vale Overseas, Ltd., 6.250%, 01/23/17		500,000		558,238
Vale Overseas, Ltd., 6.875%, 11/01/36		500,000		528,702
Verizon Wireless Capital LLC, 5.250%, 02/01/12		9,300,000		9,714,324
Total Industrials				91,311,755
Utilities - 0.5%
Enel Finance International SA, 6.800%, 09/15/37 (a)		1,800,000		1,788,863
Entergy Corp., 3.625%, 09/15/15		2,200,000		2,199,472
Majapahit Holding, B.V., 7.750%, 01/20/20		700,000		788,375
NRG Energy, Inc., 8.250%, 09/01/20 (a)		1,500,000		1,546,875
Total Utilities				6,323,585
Total Corporate Bonds (cost $413,811,994)				426,959,139
Foreign Government and Agency Obligations - 2.8%
Banco Nacional de Desenvolvimento Economico e Social, 4.125%, 09/15/17 (a)	EUR	400,000		532,736
Brazil Notas do Tesouro Nacional, Series F, 10.000%, 01/01/12	BRL	14,700		87,186
Brazil Notas do Tesouro Nacional, Series F, 10.000%, 01/01/17	BRL	150,000		809,729
Canada Government, 1.500%, 12/01/12	CAD	1,200,000		1,196,477
Canada Government, 1.750%, 03/01/13	CAD	2,700,000		2,700,351
Canada Government, 2.000%, 12/01/14	CAD	4,000,000		3,960,573
Canada Government, 2.500%, 09/01/13	CAD	3,200,000		3,248,606
Canada Government, 3.000%, 12/01/15	CAD	400,000		408,369
Canada Government, 4.500%, 06/01/15	CAD	400,000		434,469
Canada Housing Trust, 2.750%, 12/15/15	CAD	1,300,000		1,299,455
Canada Housing Trust, 3.350%, 12/15/20	CAD	2,500,000		2,442,877
Canada Housing Trust, 4.000%, 06/15/12[5]	CAD	700,000		722,545
Canada Housing Trust, 4.550%, 12/15/12[5]	CAD	1,400,000		1,470,828
Canada Housing Trust, 4.800%, 06/15/12	CAD	200,000		210,118
Export-Import Bank of China, The, 4.875%, 07/21/15 (a)		300,000		321,985
Export-Import Bank of Korea, The, 4.000%, 01/29/21		400,000		369,440
Export-Import Bank of Korea, The, 5.125%, 06/29/20		700,000		712,780
Export-Import Bank of Korea, The, 8.125%, 01/21/14		1,000,000		1,148,564
Korea Finance Corp., 3.250%, 09/20/16		800,000		769,015
Korea Housing Finance, 4.125%, 12/15/15 (a)		500,000		507,918
Mexican Bonos, 6.000%, 06/18/15	MXN	10,000,000		816,235
Ontario, Province of, 1.375%, 01/27/14		1,800,000		1,799,212
Ontario, Province of, 4.200%, 03/08/18	CAD	200,000		208,724
Ontario, Province of, 4.200%, 06/02/20	CAD	1,600,000		1,627,930
Ontario, Province of, 4.300%, 03/08/17	CAD	600,000		635,161
Ontario, Province of, 4.400%, 06/02/19	CAD	1,400,000		1,458,399
Ontario, Province of, 4.700%, 06/02/37	CAD	2,600,000		2,646,036
Ontario, Province of, Series MTN, 4.600%, 06/02/39	CAD	700,000		704,055
Ontario, Province of, Series MTN, 5.500%, 06/02/18	CAD	400,000		448,530
Panama Government, 7.250%, 03/15/15		200,000		235,000
Quebec, Province of, 4.500%, 12/01/16	CAD	100,000		106,950
Societe Financement de l’Economie Francaise, 0.503%, 07/16/12, (04/18/11) (a)[9]		1,000,000		1,002,700
United Mexican States, 6.050%, 01/11/40		800,000		822,000
Total Foreign Government and Agency Obligations (cost $35,160,607)				35,864,953
U.S. Government and Agency Obligations - 50.3%
Federal Home Loan Bank- 0.0%#
FHLB, 0.875%, 12/27/13		300,000	[2]	298,096
Federal Home Loan Mortgage Corporation - 7.1%
FHLMC, 0.411%, 07/15/19 to 08/15/19, (02/15/11)[9]		4,347,938		4,330,958
FHLMC, 0.515%, 11/26/12		800,000	[2]	799,135
FHLMC, 0.561%, 05/15/36, (02/15/11)[9]		1,187,100		1,185,309
FHLMC, 0.761%, 09/15/30, (02/15/11)[9]		39,469		39,470

Managers PIMCO Bond Fund

January 31, 2011

Schedule of Portfolio Investments (unaudited)

Security Description	Principal Amount		Value
Federal Home Loan Mortgage Corporation - 7.1% (continued)
FHLMC, 0.875%, 10/28/13	$1,900,000		$1,892,552
FHLMC, 3.058%, 11/01/34, (09/01/11)[9]	1,906,367		2,005,258
FHLMC, 3.500%, 05/29/13	900,000		956,350
FHLMC, 4.125%, 09/27/13	500,000		541,445
FHLMC, 4.500%, 01/15/13 to 09/01/40	7,310,351		7,481,833
FHLMC, 4.875%, 11/15/13	300,000		332,015
FHLMC, 5.014%, 08/01/35, (08/01/15)[9]	160,804		170,016
FHLMC, 5.500%, 08/01/37 to 12/01/38	30,473,741		32,523,053
FHLMC, 6.000%, 02/01/16 to 09/01/16	103,542		112,572
FHLMC, 6.500%, 01/01/26 to 08/15/31	6,387,008		6,895,652
FHLMC, 7.000%, 11/15/20	19,857		21,464
FHLMC, 7.500%, 08/15/30	272,278		310,805
FHLMC, 7.815%, 07/01/30	2,723		2,858
FHLMC Gold Pool, 5.500%, 07/01/38	1,040,824		1,110,719
FHLMC Gold Pool, 6.000%, 11/01/37 to 02/01/38	26,106,027		28,368,160
FHLMC Structured Pass Through Securities, 1.530%, 02/25/45, (03/01/11)[9]	156,923		154,198
Total Federal Home Loan Mortgage Corporation			89,233,822
Federal National Mortgage Association - 32.2%
FNMA, 0.320%, 12/25/36, (02/25/11)[9]	495,217		486,807
FNMA, 0.500%, 10/30/12	2,200,000		2,194,306
FNMA, 0.570%, 04/25/37, (02/25/11)[9]	1,033,185		1,027,135
FNMA, 0.710%, 09/25/35, (02/25/11)[9]	1,876,691		1,869,724
FNMA, 0.750%, 12/18/13	38,400,000	[2]	37,989,734
FNMA, 1.000%, 09/23/13	1,700,000		1,699,284
FNMA, 1.125%, 09/30/13	9,700,000		9,730,031
FNMA, 1.250%, 08/20/13	200,000		201,540
FNMA, 1.530%, 07/01/44, (02/01/11)[9]	216,612		217,067
FNMA, 1.750%, 02/22/13	300,000		306,476
FNMA, 2.631%, 05/25/35, (02/25/11)[9]	208,197		213,804
FNMA, 2.684%, 06/01/35, (06/01/11)[9]	3,141,770		3,301,218
FNMA, 2.784%, 09/01/35, (07/01/11)[9]	1,603,260		1,687,002
FNMA, 2.875%, 12/11/13	600,000	[2]	630,133
FNMA, 3.500%, 07/01/11	47,702		48,526
FNMA, 3.842%, 05/01/36, (02/01/11)[9]	1,273,525		1,271,677
FNMA, 4.000%, 10/01/25 to 09/01/40	6,940,661		7,003,412
FNMA, 4.176%, 05/01/36	698,300		719,504
FNMA, 4.375%, 10/15/15	3,300,000		3,628,201
FNMA, 4.500%, 02/18/19 to 08/01/40	15,905,688		16,614,456
FNMA, 4.500%, TBA	174,800,000		178,760,269
FNMA, 4.625%, 10/15/13	3,100,000	[2]	3,397,451
FNMA, 5.000%, 04/25/33 to 03/01/35	47,743,684		50,038,666
FNMA, 5.003%, 05/01/35, (05/01/15)[9]	218,443		232,733
FNMA, 5.500%, 02/01/17 to 03/01/38	35,834,028		38,366,932
FNMA, 6.000%, 05/01/16 to 08/01/39	35,526,809		38,693,866
FNMA, 6.500%, 11/01/35 to 10/01/37	4,928,448		5,491,391
FNMA, 7.200%, 05/25/23	579,920		659,184
FNMA Whole Loan, 6.500%, 12/25/42	284,715		329,826
Total Federal National Mortgage Association			406,810,355
Government National Mortgage Association - 0.7%
GNMA, 2.625%, 08/20/25, (10/01/11)[9]	22,892		23,702
GNMA, 3.125%, 11/20/24 to 11/20/29, (01/01/12)[9]	306,070		317,431
GNMA, 3.375%, 04/20/21 to 03/20/24, (04/01/11)[9]	41,272		42,873
GNMA, 6.000%, 01/15/38	1,935,278		2,130,606
GNMA, 6.500%, 06/20/28	729,404		783,314
GNMA, 6.750%, 10/16/40[10]	5,224,561		5,715,038
Total Government National Mortgage Association			9,012,964
United States Treasury Securities - 10.3%
U.S. Treasury Inflation Linked Bonds, 1.250%, 07/15/20	601,968		618,428
U.S. Treasury Inflation Linked Bonds, 1.750%, 01/15/28	626,646		624,590
U.S. Treasury Inflation Linked Bonds, 2.000%, 01/15/26	4,189,082		4,375,299
U.S. Treasury Inflation Linked Bonds, 2.375%, 01/15/25 to 01/15/27	8,082,237		8,874,619

Managers PIMCO Bond Fund

January 31, 2011

Schedule of Portfolio Investments (unaudited)

Security Description	Principal Amount		Value
United States Treasury Securities - 10.3% (continued)
U.S. Treasury Inflation Linked Bonds, 2.500%, 01/15/29	$4,789,770		$5,311,405
U.S. Treasury Inflation Linked Bonds, 3.625%, 04/15/28	135,279		171,149
U.S. Treasury Inflation Linked Bonds, 3.875%, 04/15/29	2,262,615		2,968,268
U.S. Treasury Notes, 0.500%, 11/30/12	56,300,000	[2]	56,289,022
U.S. Treasury Notes, 0.500%, 10/15/13 to 11/15/13	27,700,000		27,439,473
U.S. Treasury Notes, 0.750%, 09/15/13	6,200,000	[2]	6,191,283
U.S. Treasury Notes, 1.000%, 07/15/13	14,900,000		14,994,272
U.S. Treasury Notes, 1.125%, 06/15/13	2,000,000		2,019,212
Total U.S. Treasury Securities			129,877,020
Total U.S. Government and Agency Obligations (cost $633,042,832)			635,232,257
Asset-Backed Securities - 2.1%
Ally Autos Receivable Trust, Series 2009-A, Class A2, 1.320%, 03/15/12 (a)	350,924		351,373
Amortizing Residential Collateral Trust, 0.840%, 07/25/32, (02/25/11)[9]	77,398		70,685
Bear Stearns Asset Backed Securities, Inc., 0.340%, 10/25/36, (02/25/11)[9]	218,351		209,668
Countrywide Asset-Backed Certificates, 0.310%, 05/25/37, (02/25/11)[9]	15,246		15,176
EMC Mortgage Loan Trust, Class A, 0.630%, 05/25/40, (02/25/11) (a)[9]	876,269		715,333
First Franklin Mortgage Loan Asset Backed Certificates, Series 2006-FF15, Class A3, 0.310%, 11/25/36, (02/25/11)[9]	213,452		211,912
First NLC Trust, 0.330%, 08/25/37, (02/25/11) (a)[9]	879,256		599,408
Fremont Home Loan Trust, 0.320%, 01/25/37, (02/25/11)[9]	187,458		171,127
HSI Asset Securitization Corp. Trust, 0.310%, 12/25/36, (02/25/11)[9]	58,387		57,694
Long Beach Mortgage Loan Trust, 0.540%, 10/25/34, (02/25/11)[9]	55,661		45,894
Morgan Stanley ABS Capital I, 0.300%, 10/25/36, (02/25/11)[9]	20,890		20,868
Morgan Stanley IXIS Real Estate Capital Trust, Series 2006-2, Class 1, 0.310%, 11/25/36, (02/25/11)[9]	17,532		17,431
Park Place Securities, Inc., Series 2005-WCW1, Class A1B, 0.520%, 09/25/35, (02/25/11)[9]	1,587,551		1,447,683
Securitized Asset Backed Receivables LLC Trust, 0.316%, 12/25/36, (02/25/11)[9]	494,496		192,536
Securitized Asset Backed Receivables LLC Trust, Series 2007-NC2, Class A2A, 0.300%, 01/25/37, (02/25/11)[9]	446,935		428,014
Structured Asset Securities Corp., 0.310%, 10/25/36, (02/25/11)[9]	113,922		113,459
Structured Asset Securities Corp., 0.550%, 01/25/33, (02/25/11)[9]	58,715		53,553
U.S. Small Business Administration Participation Certificates, Series 2003-20I, Class 1, 5.130%, 09/01/23	98,211		105,102
U.S. Small Business Administration Participation Certificates, Series 2007-20K, Class 1, 5.510%, 11/01/27	4,010,740		4,353,216
U.S. Small Business Administration Participation Certificates, Series 2008-10E, Class 1, 5.110%, 09/01/18	3,036,600		3,280,283
U.S. Small Business Administration Participation Certificates, Series 2009-20E, Class 1, 4.430%, 05/01/29	4,834,867		5,060,486
U.S. Small Business Administration Participation Certificates, Series 2008-20I, 5.600%, 09/01/28	8,388,314		9,056,890
U.S. Small Business Administration Surety Bonds, 6.344%, 08/01/11	102,287		104,931
Total Asset-Backed Securities (cost $26,142,166)			26,682,722
Mortgage-Backed Securities - 5.8%
American Home Mortgage Investment Trust, 2.260%, 02/25/45, (03/01/11)[9]	619,478		564,909
Arran Residential Mortgages Funding PLC, Series 2010 1A, Class A2B, 0.373%, 04/12/56, (04/12/11) (a)[9]	2,000,000		2,735,885
Arran Residential Mortgages Funding PLC, Series 2010 1A, Class A1B, 2.203%, 05/16/47, (02/16/11) (a)[9]	1,000,000		1,369,670
Bank of America Funding Corp., 2.848%, 05/25/35[10]	913,294		895,880
Bear Stearns Adjustable Rate Mortgage Trust, 2.814%, 04/25/33[10]	331,781		327,896
Bear Stearns Adjustable Rate Mortgage Trust, 3.475%, 11/25/30[10]	20,001		20,192
Bear Stearns Adjustable Rate Mortgage Trust, 5.668%, 02/25/33[10]	61,213		61,484
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-2, Class A1, 2.730%, 03/25/35, (03/01/11)[9]	10,044,809		9,649,385
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-2, Class A2, 2.934%, 03/25/35, (12/25/11)[9]	6,163,041		5,952,774
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-5, Class A2, 2.440%, 08/25/35, (03/01/11)[9]	13,189,944		12,594,412
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-12, Class 13A1, 5.383%, 02/25/36[10]	329,830		286,077
Bear Stearns Alt-A Trust, 2.834%, 05/25/35[10]	1,432,323		1,208,365
Bear Stearns Alt-A Trust, Series 2005-7, Class 22A1, 2.937%, 09/25/35[10]	708,265		556,438
Bear Stearns Commercial Mortgage Securities, Series 2007-PW18, Class A4, 5.700%, 06/13/50	2,800,000		2,990,159
Citigroup Mortgage Loan Trust, Inc., Series 2005-6, Class A1, 2.510%, 08/25/35, (10/25/11)[9]	7,100,836		6,746,356

Managers PIMCO Bond Fund

January 31, 2011

Schedule of Portfolio Investments (unaudited)

Security Description	Principal Amount	Value
Mortgage-Backed Securities - 5.8% (continued)
Citigroup Mortgage Loan Trust, Inc., Series 2005-11, Class 2A1, 2.690%, 12/25/35, (03/01/11)[9]	$389,358	$377,330
Countrywide Alternative Loan Trust, 0.440%, 05/25/47, (02/25/11)[9]	1,394,746	852,303
Countrywide Home Loans, Inc., 3.017%, 02/20/36, (09/20/11)[9]	430,381	359,830
Greenpoint Mortgage Funding Trust, 0.340%, 10/25/46, (02/25/11)[9]	439,620	412,035
Greenpoint Mortgage Funding Trust, 0.340%, 01/25/47, (02/25/11)[9]	443,852	422,051
GS Mortgage Securities Corp., 0.704%, 03/06/20, (02/07/11) (a)[9]	2,208,339	2,182,774
GSR Mortgage Loan Trust, Series 2005-AR7, Class 6A1, 5.164%, 11/25/35[10]	1,423,976	1,403,188
IndyMac Index Mortgage Loan Trust, Series 2005-AR31, Class 1A1, 2.573%, 01/25/36[10]	1,654,571	1,050,004
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2010-C2, Class A3, 4.070%, 11/15/43 (a)	2,000,000	1,918,158
JPMorgan Chase Commercial Mortgage Securities Corp., 2006-LDP9, Class A3, 5.336%, 05/15/47	2,100,000	2,209,204
JPMorgan Mortgage Trust, Series 2005-A1, Class 6T1, 5.039%, 02/25/35[10]	762,106	778,308
Merrill Lynch Mortgage Investors, Inc., Series 2005-A10, Class A, 0.470%, 02/25/36, (02/25/11)[9]	871,766	685,508
MLCC Mortgage Investors, Inc., Series 2005-3, Class 4A, 0.510%, 11/25/35, (02/25/11)9	202,987	174,754
Morgan Stanley Capital I, Series 2007-IQ16, Class A4, 5.809%, 12/12/49	3,000,000	3,231,715
Prime Mortgage Trust, 0.660%, 02/25/19, (02/25/11)[9]	24,434	23,861
Prime Mortgage Trust, 0.660%, 02/25/34, (02/25/11)[9]	192,254	176,215
Structured Asset Mortgage Investments, Inc., 0.921%, 09/19/32, (02/19/11)[9]	387,652	348,246
Structured Asset Mortgage Investments, Inc., Series 2005-AR5, Class A2, 0.511%, 07/19/35, (02/19/11)[9]	929,111	812,813
Structured Asset Securities Corp., 2.382%, 01/25/32[10]	22,953	20,032
Structured Asset Securities Corp., 2.849%, 10/25/35 (a)[10]	781,492	639,857
Thornburg Mortgage Securities Trust, 0.370%, 11/25/46, (02/25/11)[9]	891,748	885,254
Wachovia Bank Commercial Mortgage Trust, 0.341%, 06/15/20, (02/15/11) (a)[9]	2,490,890	2,335,219
Wachovia Bank Commercial Mortgage Trust, Series 2006-WL7A, Class A1, 0.351%, 09/15/21, (02/15/11) (a)[9]	4,333,926	4,230,293
Washington Mutual Mortgage Pass-Through, 1.523%, 11/25/42, (03/01/11)[9]	156,676	143,539
Washington Mutual Mortgage Pass-Through, Series 2005-AR13, Class A1A1, 0.550%, 10/25/45, (02/25/11)[9]	327,611	286,909
Washington Mutual MSC Mortgage Pass-Through, 2.204%, 02/25/31[10]	3,538	3,287
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR2, Class 2A1, 3.077%, 03/25/36[10]	1,770,651	1,584,588
Total Mortgage-Backed Securities (cost $76,125,764)		73,507,157
Municipal Bonds - 3.3%
American Municipal Power, Inc., Combined Hydroelectric Projects Revenue, Taxable Build America, Series 2010 B, 8.084%, 12/15/50	1,000,000	1,105,570
Buckeye Tobacco Settlement Financing Authority, Tobacco Settlement Asset-Backed Bonds, Series 2007 A-2, 5.875%, 06/01/30	1,000,000	712,430
California Infrastructure & Economic Development Bank Revenue, UCSF Neurosciences Building 19A, Taxable Build America, Series 2010 B, 6.486%, 05/15/49	1,000,000	989,080
California State General Obligation, 5.650%, 04/01/39	1,200,000	1,268,856
California State General Obligation, 7.500%, 04/01/34	1,300,000	1,336,023
California State General Obligation, 7.550%, 04/01/39	1,300,000	1,340,001
California State General Obligation, 7.600%, 11/01/40	1,000,000	1,037,300
California State General Obligation, 7.950%, 03/01/36	1,100,000	1,127,709
California State University Systemwide Revenue, Series 2009 A, 5.250%, 11/01/38	500,000	474,780
California State University Systemwide Revenue, Taxable Build America, Series 2010 B, 6.434%, 11/01/30	700,000	701,022
Calleguas-Las Virgenes, CA Public Financing Authority Water Revenue, Calleguas Municipal Water District, Taxable Build America, Series 2010 B, 5.944%, 07/01/40	1,000,000	968,680
Chicago, IL Transit Authority, Sales & Transfer Tax Receipts Revenue, Taxable Build America, Series 2010 B, 6.200%, 12/01/40	1,000,000	879,340
Chicago, IL Transit Authority, Sales & Transfer Tax Receipts Revenue, Pension Funding, Series 2008 A, 6.300%, 12/01/21	100,000	106,083
Chicago, IL Transit Authority, Sales & Transfer Tax Receipts Revenue, Retiree Health Care, Series 2008 B, 6.300%, 12/01/21	200,000	212,166
Chicago, IL Transit Authority, Sales & Transfer Tax Receipts Revenue, Pension Funding, Series 2008 A, 6.899%, 12/01/40	1,600,000	1,534,160
Chicago, IL Transit Authority, Sales & Transfer Tax Receipts Revenue, Retiree Health Care, Series 2008 B, 6.899%, 12/01/40	1,700,000	1,630,045
Clark County, NV Airport System Revenue, Taxable Build America, Series 2010 C, 6.820%, 07/01/45	800,000	786,632
Illinois Municipal Electric Agency Power Supply System Revenue, Taxable Build America, Series 2009 C, 6.832%, 02/01/35	800,000	823,440

Managers PIMCO Bond Fund

January 31, 2011

Schedule of Portfolio Investments (unaudited)

Security Description	Principal Amount		Value
Municipal Bonds - 3.3% (continued)
Illinois State General Obligation, 4.071%, 01/01/14	$1,200,000		$1,201,632
Illinois State General Obligation, Taxable Build America, Series 2010-3, 6.725%, 04/01/35	400,000		364,680
Los Angeles, CA Unified School District General Obligation, Series A-1, 4.500%, 07/01/22 (AGM Insured)[14]	3,600,000		3,421,080
Los Angeles, CA Unified School District General Obligation, Taxable Build America, Series 2010 RY, 6.758%, 07/01/34	4,000,000		4,095,200
Los Angeles, CA Wastewater System Revenue, Series 2010 A, 5.713%, 06/01/39	1,000,000		929,500
Los Angeles County, CA Public Works Financing Authority Revenue, Multiple Capital Projects I, Series 2010 B, Taxable Build America, 7.488%, 08/01/33	200,000		199,358
Los Angeles County, CA Public Works Financing Authority Revenue, Multiple Capital Projects I, Series 2010 B, Taxable Build America, 7.618%, 08/01/40	300,000		299,205
New Jersey State Turnpike Authority Revenue, Series 2010 A, 7.102%, 01/01/41	800,000		853,824
New York City Municipal Finance Authority Revenue, Water and Sewer System General Resolution, Taxable Build America, Series 2010 GG, 5.724%, 06/15/42	5,000,000		4,860,600
New York City Municipal Finance Authority Revenue, Water and Sewer System Second General Resolution, Taxable Build America, Series 2011 CC, 5.882%, 06/15/44	1,100,000		1,093,961
New York City Municipal Finance Authority Revenue, Water and Sewer System Second General Resolution, Taxable Build America, Series 2011 CC, 6.282%, 06/15/42	1,100,000		1,078,055
North Carolina Turnpike Authority State Annual Appropriation Revenue, Triangle Expressway System, Taxable Build America, Series 2009 B, 6.700%, 01/01/39	900,000		960,147
Public Power Generation Agency Revenue, Whelan Energy Center Unit 2, Taxable Build America, Series 2009 A, 7.242%, 01/01/41	1,200,000		1,181,112
San Francisco, CA Bay Area Toll Authority Subordinate Toll Bridge Revenue, Series 2010 S-1, 7.043%, 04/01/50	900,000		904,941
Texas State Transportation Commission Mobility Fund, Series 2005 A, 4.750%, 04/01/35	700,000		672,721
Truckee Meadows Water Authority, NV Water Revenue, Series 2005 A, 5.000%, 07/01/36 (NATL-RE)[14]	200,000		189,000
University of California General Revenue, Taxable Build America, Series 2009 R, 6.270%, 05/15/31	2,500,000		2,488,350
University of California Medical Center Regents Revenue, Series 2010 H, 6.398%, 05/15/31	200,000		196,008
University of California Medical Center Regents Revenue, Series 2010 H, 6.548%, 05/15/48	300,000		291,474
Total Municipal Bonds (cost $42,571,206)			42,314,165

	Shares
Closed-End Municipal Bond Funds - 0.5%
Dreyfus Municipal Income, Inc.	37,500		319,875
DWS Municipal Income Trust	55,000		606,100
Invesco Van Kampen Advantage Municipal Income Trust II	61,796		677,902
Invesco Van Kampen Trust for Investment Grade Municipals	55,000	[2]	718,850
MFS Municipal Income Trust	53,800	[2]	337,326
Nuveen Performance Plus Municipal Fund	55,000	[2]	731,500
Nuveen Premium Income Municipal Fund II	55,000		721,050
Nuveen Premium Income Municipal Fund IV	55,000	[2]	642,950
Nuveen Quality Income Municipal Fund	55,000	[2]	730,400
Putnam Municipal Opportunities Trust	33,648	[2]	354,650
Total Closed-End Municipal Bond Funds (cost $6,544,611)			5,840,603
Preferred Stocks - 0.9%
Bank of America Corp., Series L, 7.250%. Exercise Price $50.00, Expiration Date 12/31/49[16]	7,000		6,933,500
DG Funding Trust, 0.699%, 03/31/11 (a)[5,10,12]	573		4,357,457
Total Preferred Stocks (cost $12,745,273)			11,290,957
Short-Term Investments - 24.2%
Other Investment Companies - 5.1%[1]
BNY Institutional Cash Reserves Fund, Series B*[3,4]	643,217		513,217
BNY Mellon Overnight Government Fund, 0.21%[3]	53,217,000		53,217,000
Dreyfus Cash Management Fund, Institutional Class Shares, 0.14%[13]	10,379,617		10,379,617
Total Other Investment Companies			64,109,834

	Principal Amount
Commercial Paper - 0.1%
Commonwealth Edison, 0.720%, 02/15/11	$900,000		899,811
Repurchase Agreements - 14.3%
Merrill Lynch, dated 01/31/11, due 02/01/11, 0.23%, total to be received $127,000,811 (secured by $129,714,079 U.S. Treasury Notes, 0.625%, 06/30/12)	127,000,000		127,000,000
Barclays Capital, Inc., dated 01/31/11, due 02/01/11, 0.21%, total to be received $53,300,311 (secured by $54,151,543 U.S. Treasury Bonds, 8.000%, 11/15/21)	53,300,000		53,300,000
Total Repurchase Agreements			180,300,000
U.S. Treasury Bills - 4.7%

Managers PIMCO Bond Fund

January 31, 2011

Schedule of Portfolio Investments (unaudited)

Security Description	Principal Amount	Value
U.S. Treasury Bills, 0.160%, 07/07/11 to 07/28/11[6,7]	$59,500,000	$59,459,680
Total Short-Term Investments (cost $304,896,678)		304,769,325
Total Investments - 123.6% (cost $1,551,041,131)		1,562,461,278
Other Assets, less Liabilities - (23.6)%		(297,912,813)
Net Assets - 100.0%		$1,264,548,465

Managers California Intermediate Tax-Free Fund

January 31, 2011

Schedule of Portfolio Investments (unaudited)

Security Description	Principal Amount	Value
Municipal Bonds - 96.7%
Alvord, CA Unified School District General Obligation, Series A, 5.900%, 02/01/24 (National Insured)	$225,000	$229,297
Bakersfield, CA City School District, Series A, 5.250%, 11/01/21 (AGM Insured)	110,000	116,527
Bakersfield, CA Wastewater Revenue, Series A, 5.000%, 09/15/19 (AGM Insured)	175,000	188,344
Bakersfield, CA Wastewater Revenue, Series A, 5.000%, 09/15/22 (AGM Insured)	200,000	206,698
Barstow, CA Unified School District General Obligation, Election 2001, Series B, 5.000%, 08/01/24 (National Insured)	375,000	377,505
Bay Area, CA Toll Authority, Series F, 5.000%, 04/01/17	20,000	22,234
Bay Area, CA Toll Authority, Series F, 5.000%, 04/01/22	35,000	36,351
Bonita, CA Unified School District, Election 2004, Series B, 5.000%, 08/01/16 (FGIC Insured)	50,000	56,244
Butte-Glenn Counties, CA Community College District General Obligation, Series B, 5.000%, 08/01/23 (National Insured)	325,000	333,005
Byron, CA Unified School District, Series A, 5.000%, 08/01/14 (FGIC Insured)	35,000	38,033
California Resource Efficiency Financing Authority, Series A, 5.000%, 07/01/23 (AMBAC Insured)	50,000	48,912
California State Public Works Board, Series A, 3.700%, 12/01/12 (AMBAC Insured)	35,000	36,145
California State Public Works Board, Series C, 4.500%, 06/01/17	50,000	52,785
California State Public Works Board, Series C, 5.000%, 06/01/12	10,000	10,453
California State Public Works Board, Series A, 5.250%, 06/01/11 (AMBAC Insured)	5,000	5,074
California State Public Works Board, Series B, 5.250%, 03/01/19 (AMBAC Insured)	200,000	203,260
California State Public Works Board, Series A, 6.000%, 04/01/24	500,000	516,550
Carlsbad, CA Unified School District General Obligation, Election 2006, Series A, 5.000%, 08/01/21 (National Insured)	20,000	21,181
Carlsbad, CA Unified School District General Obligation, Series B, 5.250%, 05/01/25	70,000	72,407
Central Marin, CA Sanitation Agency Revenue, 5.000%, 09/01/21 (National Insured)	100,000	105,156
Cerritos, CA Community College General Obligation, Election 2004, Series C, 5.250%, 08/01/25	15,000	15,530
Chaffey, CA Joint Union High School District, Series B, 5.000%, 08/01/25 (FGIC Insured)	55,000	55,695
Chino Valley, CA Unified School District, Series A, 5.375%, 08/01/14 (AGM Insured)	70,000	74,409
City of El Paso De Robles, CA General Obligation, 5.000%, 08/01/23 (National Insured)	125,000	128,556
City of El Paso De Robles, CA General Obligation, 5.000%, 08/01/25 (National Insured)	250,000	251,512
City of El Paso De Robles, CA General Obligation, 5.000%, 08/01/27 (National Insured)	20,000	19,691
City of Escondido, CA General Obligation, Series A, 4.000%, 09/01/13 (National Insured)	50,000	52,797
City of Escondido, CA General Obligation, Series A, 5.000%, 09/01/14 (National Insured)	90,000	97,492
Corona-Norca, CA Unified School District, Election 2006, Series A, 5.000%, 08/01/25 (AGM Insured)	50,000	50,165
Covina-Valley, CA Unified School District, Election 2006, Series A, 4.000%, 08/01/13 (National Insured)	115,000	121,087
Covina-Valley, CA Unified School District, Election 2006, Series A, 5.000%, 08/01/21 (National Insured)	410,000	427,364
Desert Sands, CA Unified School District General Obligation, 5.000%, 08/01/16	50,000	56,244
Desert Sands, CA Unified School District General Obligation, 5.000%, 06/01/22 (AMBAC Insured)	40,000	41,395
Desert Sands, CA Unified School District General Obligation, 5.000%, 08/01/27	235,000	230,091
Desert Sands, CA Unified School District General Obligation, 5.500%, 08/01/28	25,000	25,632
Eastern, CA Municipal Water District, Water & Sewer Revenue, Series A, 5.000%, 07/01/21 (National Insured)	330,000	344,107
El Dorado County, CA Rescue Union School District General Obligation, Election 1998, 5.000%, 09/01/21 (National Insured)	25,000	26,982
El Dorado County, CA Rescue Union School District General Obligation, Election 1998, 5.000%, 07/01/23 (National Insured)	50,000	52,162
El Monte, CA City School District General Obligation, Series A, 4.250%, 05/01/15 (FGIC Insured)	300,000	317,037
El Monte, CA Union High School District General Obligation, Series B, 3.750%, 03/01/13 (National Insured)	50,000	52,010
El Monte, CA Union High School District General Obligation, Series C, 5.000%, 06/01/21 (AGM Insured)	40,000	42,231
Fresno County, CA Central Unified School District General Obligation, 5.000%, 07/01/21 (National Insured)	75,000	78,022
Fresno County, CA Central Unified School District General Obligation, Series A, 5.000%, 08/01/22 (Assured Guaranty)	25,000	26,216
Fairfield-Suisun, CA Unified School District General Obligation, Election 2002, 5.000%, 08/01/24 (National Insured)	565,000	575,136
Fairfield-Suisun, CA Unified School District General Obligation, 5.000%, 08/01/27 (National Insured)	100,000	102,614
Fairfield-Suisun, CA Unified School District General Obligation, Election 2002, 5.250%, 08/01/16 (National Insured)	225,000	245,977
Fairfield-Suisun, CA Unified School District General Obligation, Election 2002, 5.250%, 08/01/23 (National Insured)	240,000	249,773
Fresno County, CA Central Unified School District General Obligation, 5.000%, 07/01/23 (National Insured)	25,000	25,485
Fresno County, CA Clovis Unified School District General Obligation, Series B, 5.000%, 08/01/23 (National Insured)	115,000	118,674
Fresno County, CA Clovis Unified School District General Obligation, Election 2004, Series B, 5.000%, 08/01/25 (National Insured)	65,000	66,726
Fresno County, CA Unified School District General Obligation, Series C, 5.900%, 08/01/22 (National Insured)	25,000	26,394
Grossmont, CA Union High School District General Obligation, 5.000%, 08/01/23 (National Insured)	85,000	88,146
Grossmont-Cuyamaca, CA Community College District General Obligation, Series C, 5.000%, 08/01/24 (Assured Guaranty)	50,000	51,288
Hemet, CA Unified School District General Obligation, Series A, 5.000%, 08/01/22 (AGM Insured)	125,000	129,782
Imperial, CA Community College District General Obligation, Series B, 4.250%, 08/01/14 (AMBAC Insured)	150,000	158,474
Imperial, CA Irrigation District Electric System Revenue, Series A, 5.250%, 11/01/24	100,000	101,645
Jurupa, CA Unified School District, Election 2001, 5.000%, 08/01/14 (FGIC Insured)	225,000	238,241
Lincoln, CA Unified School District, Election 2004, 4.000%, 08/01/14 (FGIC Insured)	75,000	78,104
Long Beach, CA Unified School District General Obligation, Series A, 5.500%, 08/01/26	85,000	88,329
Los Angeles County, CA Citrus Community College District General Obligation, Election 2004, Series B, 5.000%, 06/01/22 (National Insured)	20,000	20,589

Managers California Intermediate Tax-Free Fund

January 31, 2011

Schedule of Portfolio Investments (unaudited)

Security Description	Principal Amount	Value
Municipal Bonds - 96.7% (continued)
Los Angeles County, CA Golden West Schools Financing Authority General Obligation, 5.250%, 09/01/24 (FGIC Insured)	$365,000	$376,081
Los Angeles County, CA Metropolitan Transportation Authority, Sales Tax Revenue, Proposition C, Series A, 5.000%, 07/01/13 (AGM Insured)	55,000	60,131
Los Angeles County, CA Metropolitan Transportation Authority, Sales Tax Revenue, Proposition C, 5.000%, 07/01/25	35,000	36,487
Los Angeles County, CA Public Works Financing Authority Revenue, 5.000%, 10/01/15 (National Insured)	15,000	16,836
Los Angeles County, CA Public Works Financing Authority Revenue, Series A, 5.250%, 10/01/16 (AGM Insured)	25,000	28,536
Los Angeles County, CA Sanitation Districts Financing Authority Capital Projects Revenue, 5.000%, 10/01/23 (FGIC Insured)	80,000	81,190
Los Angeles, CA Department of Water & Power Revenue, Series A, 5.000%, 07/01/13 (AMBAC Insured)	50,000	54,602
Los Angeles, CA Harbor Department Revenue, Series A, 4.000%, 08/01/17	25,000	26,314
Los Angeles, CA Harbor Department Revenue, Series B, 5.000%, 08/01/20 (National Insured)	275,000	296,604
Los Angeles, CA Municipal Improvement Corp. Revenue, Series A, 5.000%, 09/01/16	470,000	515,407
Los Angeles, CA Municipal Improvement Corp. Revenue, Series C, 5.000%, 09/01/18	300,000	322,479
Los Angeles, CA Municipal Improvement Corp. Revenue, Series B1, 5.000%, 08/01/21 (FGIC Insured)	125,000	127,566
Los Angeles, CA Municipal Improvement Corp. Revenue, Series B1, 5.000%, 08/01/23 (FGIC Insured)	50,000	50,414
Los Angeles, CA Municipal Improvement Corp. Revenue, Series A, 5.000%, 09/01/23	640,000	637,613
Los Angeles, CA Municipal Improvement Corp. Revenue, Series A, 5.000%, 09/01/24	100,000	98,161
Los Angeles, CA Municipal Improvement Corp. Revenue, Series A, 5.000%, 01/01/25 (FGIC Insured)	780,000	757,887
Los Angeles, CA Municipal Improvement Corp. Revenue, Series A, 5.000%, 09/01/25	50,000	47,670
Los Angeles, CA Municipal Improvement Corp. Revenue, Series B1, 5.000%, 08/01/26 (FGIC Insured)	200,000	188,286
Los Angeles, CA Unified School District General Obligation, Election 2004, Series G, 5.000%, 07/01/ (AMBAC Insured)	35,000	35,097
Monrovia, CA Unified School District General Obligation, Election 2006, Series B, 5.250%, 08/01/25 (FSA Insured)	30,000	30,535
Moreland, CA School District General Obligation, Series A, 5.000%, 08/01/15 (AMBAC Insured)	50,000	55,350
Moreno Valley, CA Unified School District, 4.000%, 08/01/13 (National Insured)	200,000	208,840
Moreno Valley, CA Unified School District, 4.000%, 08/01/14 (National Insured)	75,000	78,358
Moreno Valley, CA Unified School District, 5.000%, 08/01/17 (National Insured)	50,000	53,128
Moreno Valley, CA Unified School District General Obligation, 5.000%, 08/01/15 (National Insured)	420,000	453,789
Moreno Valley, CA Unified School District General Obligation, 5.000%, 08/01/16 (National Insured)	25,000	26,989
Mount Diablo, CA Unified School District, Election 2002, 4.125%, 07/01/14 (FGIC Insured)	50,000	51,652
Orange County, CA Sanitation District, Series A, 5.000%, 02/01/22	135,000	143,589
Peralta, CA Community College District General Obligation, Series A, 5.000%, 08/01/24 (National Insured)	50,000	50,502
Peralta, CA Community College District General Obligation, Election 2006, Series B, 5.250%, 08/01/22 (AGM Insured)	45,000	47,115
Placentia-Yorba Linda, CA Unified School District General Obligation, Series B, 5.500%, 08/01/27 (FGIC Insured)	65,000	67,207
Port of Oakland, CA Revenue, Series M, 4.000%, 11/01/12 (FGIC Insured)	10,000	10,469
Port of Oakland, CA Revenue, Series B, 4.000%, 11/01/14 (National Insured)	450,000	472,324
Port of Oakland, CA Revenue, Series B, 4.000%, 11/01/15 (National Insured)	105,000	109,749
Port of Oakland, CA Revenue, Series C, 5.000%, 11/01/15 (National Insured)	310,000	337,643
Port of Oakland, CA Revenue, Series B, 5.000%, 11/01/17 (National Insured)	10,000	10,769
Port of Oakland, CA Revenue, Series C, 5.000%, 11/01/17 (National Insured)	275,000	296,150
Port of Oakland, CA Revenue, Series B, 5.000%, 11/01/22 (National Insured)	30,000	29,709
Port of Oakland, CA Revenue, Series B, 5.000%, 11/01/26 (National Insured)	275,000	253,971
Port of Oakland, CA Series B, 5.000%, 11/01/16 (National Insured)	255,000	278,200
Port of Oakland, CA Series B, 5.000%, 11/01/21 (National Insured)	625,000	635,325
Port of Oakland, CA Series B, 5.000%, 11/01/24 (National Insured)	50,000	48,019
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A, 4.375%, 08/01/20	685,000	674,287
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A, 5.000%, 08/01/18	70,000	74,168
Rancho, CA Water District Financing Authority Revenue, Series A, 5.000%, 08/01/15 (AGM Insured)	50,000	56,371
Riverside County, CA Perris Union High School District General Obligation, Series A, 5.000%, 09/01/26 (FGIC Insured)	15,000	14,871
Riverside, CA Community College District, 5.000%, 08/01/24 (AGM Insured)	35,000	36,223
Rosemead, CA School District General Obligation, Election 2000, Series B, 5.125%, 08/01/27 (FGIC Insured)	25,000	25,107
Rosemead, CA School District General Obligation, Election 2000, Series D, 5.250%, 08/01/24 (AGM Insured)	150,000	156,363
Rosemead, CA School District General Obligation, Election 2000, Series D, 5.250%, 08/01/25 (AGM Insured)	55,000	56,171
Rosemead, CA School District General Obligation, Election 2000, Series D, 5.250%, 08/01/26 (AGM Insured)	145,000	146,683
Rosemead, CA School District General Obligation, Election 2000, Series D, 5.500%, 08/01/28 (AGM Insured)	125,000	126,777
Roseville, CA Joint Union High School District General Obligation, Election 2004, Series A, 5.000%, (FGIC Insured)	120,000	121,998
Sacramento, CA Municipal Utility District Revenue, Series R, 5.000%, 08/15/18 (National Insured)	150,000	156,147
Sacramento, CA Municipal Utility District Revenue, Series K, 5.250%, 07/01/24 (AMBAC Insured)	145,000	150,352
San Bernardino, CA Community College District General Obligation, Election 2002, Series C, 5.000%, 08/01/26 (AGM Insured)	175,000	176,421
San Bernardino, CA Community College District, Election 2002, Series A, 6.250%, 08/01/23	620,000	697,184
San Bernardino, CA Community College District General Obligation, Election 2002, Series C, 6.375%, 08/01/26	480,000	530,933
San Diego County, CA Southwestern Community College District General Obligation, 5.000%, 08/01/23 (National Insured)	285,000	299,099
San Diego, CA Public Facilities Financing Authority Revenue, Series B, 5.000%, 08/01/20	30,000	33,027

Managers California Intermediate Tax-Free Fund

January 31, 2011

Schedule of Portfolio Investments (unaudited)

Security Description	Principal Amount	Value
Municipal Bonds - 96.7% (continued)
San Diego, CA Public Facilities Financing Authority Revenue, Series B, 5.000%, 05/15/21	$50,000	$52,592
San Diego, CA Unified Port District Revenue, Series B, 5.000%, 09/01/23 (National Insured)	325,000	330,947
San Diego, CA Unified School District, Series C, 5.000%, 07/01/19 (AGM Insured)	200,000	207,384
San Francisco, CA City & County Airport Commission Revenue, Second Series, Issue 34F, 5.000%, 05/01/16 (FGIC Insured)	45,000	49,335
San Francisco, CA City & County Airport Commission Revenue, Second Series, Issue 34F, 5.000%, 05/01/16 (Assured Guaranty)	50,000	55,328
San Francisco, CA City & County Airport Commission, Second Series, Issue 30, 5.250%, 05/01/15 (XLCA Insured)	75,000	79,568
San Francisco, CA City & County Airport Commission Revenue, Second Series, Issue 32F, 5.250%, 05/01/17 (FGIC Insured)	465,000	514,383
San Francisco, CA City & County General Obligation, Laguna Honda Hospital, Series R3, 5.000%, 06/15/23	50,000	51,699
San Francisco, CA City & County Public Utilities Commission Revenue, Series B, 4.000%, 11/01/12 (National Insured)	40,000	42,220
San Francisco, CA City & County Unified School District General Obligation, Election 2003, Series C, 5.000%, 06/15/22 (National Insured)	55,000	57,333
San Jose, CA Unified School District, Election 2002, Series C, 5.000%, 08/01/24 (FGIC Insured)	200,000	208,874
San Juan, CA Unified School District General Obligation, Election 2002, 4.250%, 08/01/14 (FGIC Insured)	240,000	260,254
San Juan, CA Unified School District General Obligation, Election 2002, Series A, 5.000%, 08/01/16 (National Insured)	150,000	163,524
Santa Ana, CA Unified School District, Election 2008, Series A, 5.250%, 08/01/25	1,300,000	1,312,818
Santa Ana, CA Unified School District General Obligation, Series A, 5.250%, 08/01/26	500,000	500,610
Santa Clara County, CA East Side Union High School District General Obligation, Election 2002, Series D, 4.000%, 08/01/14 (XLCA Insured)	40,000	42,271
Santa Clara County, CA East Side Union High School District General Obligation, Series A, 4.000%, 09/01/18 (AMBAC Insured)	75,000	75,430
Santa Clara County, CA East Side Union High School District, Election 2002, Series C, 5.000%, 08/01/14 (AGM Insured)	60,000	64,172
Santa Clara County, CA East Side Union High School District General Obligation, Election 2002, Series D, 5.000%, 08/01/19 (XLCA Insured)	65,000	68,358
Santa Clara County, CA East Side Union High School District General Obligation, Election 2002, Series D, 5.000%, 08/01/19 (XLCA Insured)	265,000	279,996
Santa Clara County, CA East Side Union High School District General Obligation, Series B, 5.100%, 02/01/22 (National Insured)	500,000	499,580
Santa Clara County, CA East Side Union High School District General Obligation, Series B, 5.250%, 02/01/24 (National Insured)	40,000	38,935
Santa Clara County, CA Franklin-McKinley School District General Obligation, 5.000%, 07/01/15 (AGM Insured)	$40,000	43,575
Santa Rosa, CA High School District, Election of 2002, 5.000%, 08/01/19 (National Insured)	100,000	103,336
Sierra, CA Joint Community College District, Election 2004, 5.000%, 08/01/24 (National Insured)	100,000	101,439
Sierra, CA Joint Community College District, Election 2004, 5.000%, 08/01/25 (National Insured)	100,000	100,055
Sierra Sands, CA Unified School District General Obligation, Series A, 5.000%, 11/01/22 (FGIC Insured)	50,000	51,098
Solano County, CA Community College District, 4.000%, 08/01/15 (National Insured)	25,000	26,728
Solano County, CA Community College District, 5.000%, 08/01/16 (National Insured)	40,000	44,316
Sonoma County, CA Junior College District General Obligation, Series D, 5.000%, 08/01/16	15,000	16,832
Southern California Public Power Authority Revenue, Series B, 5.750%, 07/01/24	75,000	81,390
State of California, 5.000%, 04/01/14	15,000	16,256
State of California Department of Water Resources Revenue, Series AE, 5.000%, 12/01/20	25,000	27,303
Sweetwater, CA Authority Revenue, 5.000%, 04/01/17 (AMBAC Insured)	50,000	54,496
Tahoe-Truckee, CA Unified School District General Obligation, 5.500%, 08/01/19 (National Insured)	75,000	84,822
Tracy, CA Joint Unified School District General Obligation, Election 2006, 5.000%, 08/01/25 (Assured Guaranty)	100,000	101,922
Vacaville, CA Unified School District General Obligation, Election 2001, 5.000%, 08/01/16 (National Insured)	120,000	130,812
Vacaville, CA Unified School District General Obligation, Election 2001, 5.000%, 08/01/17 (National Insured)	40,000	42,992
Vacaville, CA Unified School District General Obligation, Election 2001, 5.000%, 08/01/22 (National Insured)	15,000	15,450
Vacaville, CA Unified School District General Obligation, Election 2001, 5.000%, 08/01/25 (AMBAC Insured)	130,000	128,155
Vacaville, CA Unified School District General Obligation, Election 2001, 5.000%, 08/01/25 (National Insured)	220,000	221,406
Vacaville, CA Unified School District General Obligation, Election 2001, 5.000%, 08/01/26 (National Insured)	55,000	55,153
Vacaville, CA Unified School District General Obligation, Election 2001, 5.000%, 08/01/26 (AMBAC Insured)	30,000	29,119
Val Verde, CA Unified School District General Obligation, Election 2008, Series A, 5.500%, 08/01/22	100,000	105,911
Val Verde, CA Unified School District General Obligation, Election 2008, Series A, 5.500%, 08/01/24	615,000	638,302
Wiseburn, CA School District, Class A, 5.000%, 08/01/16 (National Insured)	75,000	83,770
Yosemite, CA Community College District General Obligation, Election 2004, Series A, 5.000%, 08/01/22 (FGIC Insured)	515,000	534,704
Yuba, CA Community College District General Obligation, Election 2006, Series A, 5.000%, 08/01/23 (AMBAC Insured)	90,000	91,546
Yuba, CA Community College District General Obligation, Election 2006, Series A, 5.000%, 08/01/24 (AMBAC Insured)	25,000	25,290
Total Municipal Bonds (cost $26,719,118)		26,578,679

	Shares
Short Term Investments - 1.6%[1]
Blackrock Liquidity Funds, Institutional Class Shares - California Money Fund, 0.16% (cost $430, 597)	430,597	430,597
Total Investments - 98.3% (cost $27,149,715)[11]		27,009,276
Other Assets, less Liabilities - 1.7%		460,153
Net Assets - 100.0%		$27,469,429

Managers AMG TSCM Growth Equity Fund

January 31, 2011

Schedule of Portfolio Investments (unaudited)

Security Description	Shares	Value
Common Stocks - 92.1%
Consumer Discretionary - 10.4%
Amazon.com, Inc.*	668	$113,320
Coach, Inc.	11,560	625,280
Hasbro, Inc.	8,060	355,365
Johnson Controls, Inc.	13,715	526,519
Nike, Inc.	8,585	708,091
Walt Disney Co., The	11,235	436,704
Total Consumer Discretionary		2,765,279
Energy - 6.9%
Denbury Resources, Inc.*	25,600	520,960
Halliburton Co.	20,270	912,150
Whiting Petroleum Corp.*	3,217	406,243
Total Energy		1,839,353
Financials - 8.4%
Aflac, Inc.	14,245	820,227
Lazard, Ltd., Class A	23,925	998,151
Signature Bank*	7,815	408,256
Total Financials		2,226,634
Health Care - 9.4%
Boston Scientific Corp.*	63,729	444,828
DaVita, Inc.*	14,185	1,047,563
Express Scripts, Inc.,*	8,994	506,632
Shire PLC	6,350	503,618
Total Health Care		2,502,641
Industrials - 20.2%
Allegiant Travel Co.	4,880	227,115
Ametek, Inc.	16,640	678,579
Danaher Corp.	25,841	1,190,237
Manpower, Inc.	9,690	625,683
Union Pacific Corp.	6,590	623,612
United Parcel Service, Inc., Class B	13,840	991,221
URS Corp.*	12,575	558,959
Wesco International, Inc.*	8,545	478,947
Total Industrials		5,374,353
Information Technology - 33.0%
Accenture PLC, Class A	15,055	774,881
Apple, Inc.*	4,065	1,379,336
ASML Holding N.V.	14,285	600,113
Broadcom Corp., Class A	18,230	821,991
Google, Inc.*	1,470	882,529
Juniper Networks, Inc.*	19,695	731,078
Lam Research Corp.*	8,140	406,105
Micron Technology, Inc.*	24,090	253,909
QUALCOMM, Inc.	28,890	1,563,816
Teradata Corp.*	11,155	479,553
Texas Instruments, Inc.	25,195	854,362
Total Information Technology		8,747,673
Materials - 1.3%
Ecolab, Inc.	6,760	335,904
Telecommunication Services - 2.5%
American Tower Corp., Class A*	13,100	666,266
Total Common Stocks (cost $24,265,506)		24,458,103

Managers AMG TSCM Growth Equity Fund

January 31, 2011

Schedule of Portfolio Investments (unaudited)

Security Description	Shares	Value
Short-Term Investments - 0.2%[1]
Dreyfus Cash Management Fund, Institutional Class Shares, 0.14% (cost $50,232)	50,232	$50,232
Total Investments - 92.3% (cost $24,315,738)		24,508,335
Other Assets, less Liabilities - 7.7%		2,047,076
Net Assets - 100.0%		$26,555,411

Notes to Schedules of Portfolio Investments (unaudited)

The following footnotes and abbreviations are to be read in conjunction with the Schedules of Portfolio Investments previously presented in the report.

At January 31, 2011, the cost of securities for Federal income tax purposes and the gross aggregate unrealized appreciation and/or depreciation based on tax cost were approximately as follows:

Fund	Cost	Appreciation	Depreciation	Net
Managers AMG FQ Tax-Managed U.S. Equity	$37,166,408	$12,715,633	($230,493)	$12,485,140
Managers AMG FQ U.S. Equity	47,365,912	7,723,690	(820,484)	6,903,206
Managers AMG FQ Global Alternatives	618,443,386	25,082,973	(440)	25,082,533
Managers AMG FQ Global Essentials	105,056,275	2,499,667	(20,956)	2,478,711
Managers Frontier Small Cap Growth	31,813,856	8,746,250	(361,713)	8,384,537
Managers Micro-Cap	113,884,311	32,512,196	(2,556,720)	29,955,476
Managers Institutional Micro-Cap	23,326,804	5,677,335	(448,190)	5,229,145
Managers Real Estate Securities	32,390,518	3,886,778	(38,318)	3,848,460
Managers PIMCO Bond	1,551,041,131	36,215,089	(24,794,942)	11,420,147
Managers California Intermediate Tax-Free	27,149,715	312,163	(452,602)	(140,439)
Managers AMG TSCM Growth Equity	24,316,579	195,361	(3,605)	191,756

*	Non-income-producing security.
#	Rounds to less than 0.01%.
(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers. At January 31, 2011, the value of these securities amounted to the following:

Fund	Market Value	% of Net Assets
Managers PIMCO Bond	$141,662,996	11.2%

[1]	Yield shown for an investment company represents its January 31, 2011, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.
[2]	Some or all of these shares were out on loan to various brokers as of January 31, 2011, amounting to:

Fund	Market Value	% of Net Assets
Managers AMG FQ Tax-Managed U.S. Equity	$860,015	1.8%
Managers AMG FQ U.S. Equity	455,105	0.8%
Managers AMG FQ Global Essentials	8,161,935	8.5%
Managers Frontier Small Cap Growth	554,202	1.4%
Managers Micro-Cap	43,169	0.0%#
Managers Institutional Micro-Cap	208,785	0.7%
Managers PIMCO Bond	52,659,242	4.2%

[3]	Collateral received from brokers for securities lending was invested in this short-term investment.
[4]

On September 12, 2008, The Bank of New York Mellon established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers floating rate notes. Until August 2, 2010, each Fund’s position in Series B was being marked to market daily. Effective August 2, 2010, the Trust, on behalf of each applicable Fund, has entered into an agreement with The Bank of New York Mellon and the Bank of New York Mellon Corporation (“BNYMC”) with respect to each Fund’s position in the BNY Institutional Cash Reserves Fund (the “ICRF”), pursuant to which (i) BNYMC will support the value of certain defaulted securities issued by Lehman Brothers Holdings, Inc. and held by ICRF, and (ii) if certain conditions are met, BNYMC will purchase the defaulted securities from each Fund in September 2011. Each applicable Fund is now fair valuing its position in the ICRF daily.

[5]

Illiquid Security: A security not readily convertible into cash such as a stock, bond or commodity that is not actively traded, and would be difficult to sell in a current sale. The Fund may not invest more than 15% of its net assets in illiquid securities. As of January 31, 2011, the value of illiquid securities in the PIMCO Bond Fund amounted to $10,307,705, or 0.8% of net assets.

[6]	Rate shown represents yield to maturity at January 31, 2011.
[7]	Securities held as collateral for futures contracts, amounting to a market value of:

Fund	Market Value	% of Net Assets
Managers AMG FQ Global Alternatives	$50,093,019	7.9%
Managers AMG FQ Global Essentials	8,998,974	9.3%
Managers PIMCO Bond	169,477,000	13.4%

[8]	Perpetuity Bond. The date shown is the final call date.

[9]	Floating Rate Security. The rate listed is as of January 31, 2011. Date in parenthesis represents the security’s next coupon rate reset.
[10]	Variable Rate Security. The rate listed is as of January 31, 2011 and is periodically reset subject to terms and conditions set forth in the debenture.
[1][1]

At January 31, 2011, the concentration of the Managers California Intermediate Tax-Free Fund’s investments by state or territory determined as a percentage of net assets was as follows: California 94.0% and Puerto Rico 2.7%. At January 31, 2011, 69.3% of the securities in the portfolio were backed by insurance of financial institutions and financial guaranty assurance agencies. Insurers with a concentration greater than 10% of net assets were as follows: National Insured 38.2% and FGIC 15.6%.

[1][2]	Security is in default. Issuer has failed to make a timely payment of either principal or interest or has failed to comply with some provision of the bond indenture.
[1][3]	Collateral received from brokers for swap contracts for Managers PIMCO Bond Fund in the amount of $4,190,000, or 0.3% was invested in this short-term investment.
[1][4]	At January 31, 2011, $25,103,249, or 1.9% of the securities in the portfolio for Managers PIMCO Bond Fund were backed by insurance of financial institutions and financial guaranty assurance agencies.
[15]

A portion of this investment is held in a segregated account as collateral for forward currency contracts for Managers AMG FQ Global Alternatives Fund, amounting to a market value of $44,320,000, or 7.0% of net assets.

[16]

Convertible Security. A corporate bond or preferred stock, usually a junior debenture, that can be converted, at the option of the holder, for a specific number of shares of the company’s preferred stock or common stock. Convertible Bonds and Convertible Preferred Stocks for Managers PIMCO Bond Fund at January 31, 2011, amounted to $7,137,000, or 0.6% of net assets, and $6,933,500, or 0.5% of net assets, respectively.

Investment Definitions and Abbreviations:

ADR/GDR:	ADR after the name of a holding stands for American Depositary Receipt, representing ownership of foreign securities on deposit with a domestic custodian bank; a GDR (Global Depositary Receipt) is comparable, but foreign securities are held on deposit in a non-U.S. bank. The value of the ADR/GDR securities is determined or significantly influenced by trading on exchanges not located in the United States or Canada. Sponsored ADR/GDRs are initiated by the underlying foreign company.

Currency Abbreviations:	Other:

BRL: Brazilian Real	AGM: Assured Guaranty Municipal Corp.

CAD: Canadian Dollar	AMBAC: American Municipal Bond Assurance Corp.

EUR: Euro	EMTN: European Medium Term Note

GBP: British Pound	ETF: Exchange Traded Fund

MXN: Mexican Peso	FGIC: Financial Guaranty Insurance Corp.

USD: United States Dollar	FHLB: Federal Home Loan Bank

FHLMC: Federal Home Loan Mortgage Corp.

FNMA: Federal National Mortgage Association

FSA: FSA Capital, Inc

GNMA: Government National Mortgage Association

MTN: Medium Term Note

NATL-RE: National Public Finance Guarantee Corp.

REIT: Real Estate Investment Trust

REOC: Real Estate Operations Company

TBA: To Be Announced

XLCA: XL Capital Assurance, Inc.

Registered shares: A security whose owner has been recorded with its issuer or issuer’s registrar.

Notes to Schedules of Portfolio Investments (continued)

(17) Fair Value Measurements

Generally Accepted Accounting Principles (GAAP) define fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active , quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency, exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Funds’ own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. As of January 31, 2011, the Funds had no significant transfers between Level 1 and Level 2 from the beginning of the reporting period. The following table summarizes the inputs used to value the Funds’ net assets by the above fair value hierarchy levels as of January 31, 2011:

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
Managers AMG FQ Tax-Managed US Equity
Investments in Securities
Common Stocks [1]	$48,333,422	—	—	$48,333,422
Short-Term Investments	1,062,387	$255,739	—	1,318,126

Total Investments in Securities	$49,395,809	$255,739	—	$49,651,548

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
Managers AMG FQ US Equity
Investments in Securities
Common Stocks [1]	$53,654,236	—	—	$53,654,236
Short-Term Investments	454,426	$160,456	—	614,882

Total Investments in Securities	$54,108,662	$160,456	—	$54,269,118

Derivatives [3]
Equity Contracts	$13,269	—	—	$13,269

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
Managers AMG FQ Global Alternatives

Investments in Securities
US Government Obligations	—	$50,093,019	—	$50,093,019
Other Equities	$124,171,440	—	—	124,171,440
Short-Term Investments	469,261,460	—	—	469,261,460

Total Investments in Securities	$593,432,900	$50,093,019	—	$643,525,919

Derivatives [3]
Foreign Exchange Contracts	—	$9,615,688	—	$9,615,688
Equity Contracts	($1,229,450)	—	—	(1,229,450)
Interest Rate Contracts	(17,781,384)	—	—	(17,781,384)

Total Derivatives	($19,010,834)	$9,615,688	—	($9,395,146)

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
Managers AMG FQ Global Essentials
Investments in Securities
US Government Obligations	—	$8,998,974	—	$8,998,974
Other Equities	$46,232,090	—	—	46,232,090
Short-Term Investments	52,221,192	82,730	—	52,303,922

Total Investments in Securities	$98,453,282	$9,081,704	—	$107,534,986

Derivatives [3]
Equity Contracts	$299,523	—	—	$299,523
Interest Rate Contracts	(1,047,264)	—	—	(1,047,264)

Total Derivatives	($747,741)	—	—	($747,741)

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
Managers Frontier Small Cap Growth
Investments in Securities
Common Stocks[1]	$37,612,492	—	—	$37,612,492
Short-Term Investments	2,491,405	$94,496	—	2,585,901

Total Investments in Securities	$40,103,897	$94,496	—	$40,198,393

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
Managers Micro - Cap
Investments in Securities
Common Stocks[1]	$137,915,639	—	—	$137,915,639
Short-Term Investments	5,924,148	—	—	5,924,148

Total Inves tments in Securities	$143,839,787	—	—	$143,839,787

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
Managers Institutional Micro - Cap
Investments in Securities
Common Stocks[1]	$26,468,198	—	—	$26,468,198
Short-Term Investments	2,087,751	—	—	2,087,751

Total Investments in Securities	$28,555,949	—	—	$28,555,949

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
Managers Real Estate Securities
Investments in Securities
Common Stocks[1]	$34,424,128	—	—	$34,424,128
Short-Term Investments	1,814,850	—	—	1,814,850

Total Investments in Securities	$36,238,978	—	—	$36,238,978

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
Managers California Intermediate Tax-Free
Investments in Securities
Municipal Bonds	—	$26,578,679	—	$26,578,679
Short-Term Investments	$430,597	—	—	430,597

Total Investments in Securities	$430,597	$26,578,679	—	$27,009,276

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
Managers AMG TSCM Growth Equity
Investments in Securities
Common Stocks[1]	$24,458,103	—	—	$24,458,103
Short-Term Investments	50,232	—	—	50,232

Total Investments in Securities	$24,508,335	—	—	$24,508,335

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
Managers PIMCO Bond
Investments in Securities
Corporate Bonds [2]	—	$426,959,139	—	$426,959,139
Foreign Government and Agency Obligations	—	35,864,953	—	35,864,953
U.S. Government and Agency Obligations
Federal Home Loan Bank		298,096		298,096
Federal Home Loan Mortgage Corporation	—	89,233,822	—	89,233,822
Federal National Mortgage Association	—	406,810,355	—	406,810,355

Government National Mortgage Association	—		9,012,964	—	9,012,964
United States Treasury Securities	—		129,877,020	—	129,877,020
Asset-Backed Securities	—		26,682,722	—	26,682,722
Mortgage-Backed Securities	—		73,507,157	—	73,507,157
Municipal Bonds	—		42,314,165	—	42,314,165
Municipal Bond Funds	$5,840,603		—	—	5,840,603
Preferred Stocks	6,933,500		4,357,457	—	11,290,957
Short-Term Investments
Commercial Paper	—		899,811	—	899,811
Other Investment Companies	63,596,617		513,217	—	64,109,834
Repurchase Agreements	—		180,300,000	—	180,300,000
U.S. Government and Agency Discount Notes	—		59,459,680	—	59,459,680

Total Investments in Securities	$76,370,720		$1,486,090,558	—	$1,562,461,278

Derivatives [3]
Credit Contracts	—		$1,831,412	—	$1,861,412
Foreign Exchange Contracts	—		(227,424)	—	(227,424)
Interest Rate Contracts	($543,414,	)	773,180	—	229,766

Total Derivatives	($543,414)		$2,377,168	—	$1,833,754

[1]

All common stocks held in the Fund are Level 1 securities. For a detailed break-out of the common stocks by major industry classification, please refer to each Fund’s Schedule of Portfolio Investments.

[2]	All corporate bonds held in the Fund are Level 2 securities. For a detailed break-out of the corporate bonds by major industry classification, please refer to the Schedule of Portfolio Investments.
[3]

Derivatives are instruments not reflected in the Schedule of Portfolio Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation of the instrument. All OTC futures are valued as Level 2 securities and all exchange traded futures are valued as Level 1 securities.

(18) Forward Foreign Currency Contracts

A forward currency contract is an obligation to purchase or sell a currency against another currency at a future date and price as agreed upon by the parties. These contracts are traded over-the-counter and not on organized commodities or securities exchanges.

At January 31, 2011, the underlying values for open forward foreign currency contracts were as follows:

Managers AMG FQ Global Alternatives

The cash pledged to cover margin requirements for the open forward foreign currency contracts in the Global Alternatives Fund at January 31, 2011 amounted to $44,320,000.

Foreign Currency	Position	Settlement Date	Counter- party	Current Value (Receivable)	Contract Value (Payable)	Unrealized Gain/Loss
Australian Dollar	Short	03/16/11	GS	$208,313,882	$211,084,087	($2,770,205)
Australian Dollar	Short	03/16/11	MS	208,540,931	211,084,087	(2,543,156)
Canadian Dollar	Short	03/16/11	GS	85,929,177	86,329,323	(400,146)
Canadian Dollar	Short	03/16/11	MS	85,925,751	86,329,323	(403,572)
Swiss Franc	Short	03/16/11	GS	143,814,598	147,517,676	(3,703,078)
Swiss Franc	Short	03/16/11	MS	143,813,453	147,517,676	(3,704,223)
Euro Dollar	Short	03/16/11	GS	121,644,083	125,094,953	(3,450,870)
Euro Dollar	Short	03/16/11	MS	121,696,651	125,094,953	(3,398,302)
Pound Sterling	Short	03/16/11	GS	28,155,141	28,729,388	(574,247)
Pound Sterling	Short	03/16/11	MS	28,156,682	28,729,388	(572,706)
Japanese Yen	Short	03/16/11	GS	83,223,600	83,828,987	(605,387)

Japanese Yen	Short	03/16/11	MS	83,153,220	83,828,986	(675,766)
New Zealand Dollar	Short	03/16/11	GS	91,651,716	93,141,132	(1,489,416)
New Zealand Dollar	Short	03/16/11	MS	91,660,478	93,141,131	(1,480,653)
Swedish Krona	Short	03/16/11	GS	4,556,275	4,903,106	(346,831)
Swedish Krona	Short	03/16/11	MS	15,421,512	16,489,703	(1,068,191)
Australian Dollar	Long	03/16/11	GS	47,047,455	47,129,697	(82,242)
Australian Dollar	Long	03/16/11	MS	47,047,455	47,127,490	(80,035)
Canadian Dollar	Long	03/16/11	GS	58,649,339	58,716,671	(67,332)
Canadian Dollar	Long	03/16/11	MS	58,649,337	58,717,957	(68,620)
Swiss Franc	Long	03/16/11	GS	108,218,679	106,683,647	1,535,032
Swiss Franc	Long	03/16/11	MS	108,218,679	106,678,397	1,540,282
Euro Dollar	Long	03/16/11	GS	143,433,149	139,804,178	3,628,971
Euro Dollar	Long	03/16/11	MS	143,433,148	139,914,962	3,518,186
Pound Sterling	Long	03/16/11	GS	208,746,398	203,942,705	4,803,693
Pound Sterling	Long	03/16/11	MS	208,746,399	204,196,516	4,549,883
Japanese Yen	Long	03/16/11	GS	43,541,560	43,325,093	216,467
Japanese Yen	Long	03/16/11	MS	43,541,559	43,323,175	218,384
New Zealand Dollar	Long	03/16/11	GS	39,104,170	38,132,362	971,808
New Zealand Dollar	Long	03/16/11	MS	39,104,170	38,086,019	1,018,151
Swedish Krona	Long	03/16/11	GS	167,638,631	160,158,932	7,479,699
Swedish Krona	Long	03/16/11	MS	167,638,632	160,018,522	7,620,110

		Totals		$3,178,415,910	$3,168,800,222	$9,615,688

Managers PIMCO Bond

The cash pledged to cover margin requirements for the open forward foreign currency contracts in the PIMCO Bond Fund at January 31, 2011 amounted to $170,000.

Foreign Currency	Position	Settlement Date	Counter- party	Receivable Amount	Payable Amount	Unrealized Gain/(Loss)
Australian Dollar	Long	04/29/11	RBS	$3,917,427	$3,885,459	$31,968
Brazilian Real	Long	03/02/11	CIT	105,694	100,000	5,694
Brazilian Real	Long	09/02/11	MSC	23,786,418	23,408,435	377,983
Canadian Dollar	Long	02/17/11	COH	16,928,680	16,836,117	92,563
Canadian Dollar	Long	02/17/11	DUB	228,617	224,730	3,887
Canadian Dollar	Long	02/17/11	JPM	810,644	816,549	(5,905)
Canadian Dollar	Long	02/17/11	RBS	700,828	698,270	2,558
Canadian Dollar	Long	02/17/11	UBS	697,833	697,814	19
Chinese Yuan Renminbi	Long	11/15/11	CIT	3,419,276	3,493,880	(74,604)
Chinese Yuan Renminbi	Long	11/15/11	JPM	4,292,718	4,362,755	(70,037)
Indonesian Rupiah	Long	04/15/11 to 07/27/11	CIT	2,312,193	2,322,637	(10,444)
Indonesian Rupiah	Long	07/27/11	DUB	569	576	(7)
Indonesian Rupiah	Long	04/15/11 to 07/27/11	JPM	2,928,502	2,964,418	(35,916)
Indonesian Rupiah	Long	04/15/11	MSC	99,274	100,000	(726)
Indian Rupee	Long	07/27/11	RBS	192,539	190,000	2,539
Indian Rupee	Long	03/09/11 to 05/09/11	JPM	3,348,619	3,364,577	(15,958)
South Korean Won	Long	05/09/11	CIT	1,711,547	1,717,895	(6,348)
South Korean Won	Long	05/09/11	GS	99,153	100,000	(847)
South Korean Won	Long	05/09/11	JPM	5,122,580	5,019,906	102,674
South Korean Won	Long	05/09/11	JRC	910,347	900,000	10,347
South Korean Won	Long	03/09/11 to 05/09/11	MSC	1,893,878	1,900,000	(6,122)
South Korean Won	Long	05/09/11	RBS	332,282	331,462	820
South Korean Won	Long	05/09/11	UBS	102,919	100,000	2,919
Mexican Peso	Long	02/22/2011 to 07/07/11	CIT	16,719,018	16,504,931	214,087

Mexican Peso	Long	02/22/2011 to 07/07/11	DUB	306,055	300,000	6,055
Mexican Peso	Long	02/22/11	JPM	310,671	300,000	10,671
Mexican Peso	Long	02/22/2011 to 07/07/11	MSC	7,721,466	7,500,000	221,466
Mexican Peso	Long	02/22/11	UBS	1,124,899	1,100,000	24,899
Malaysian Ringgit	Long	02/07/11 to 08/11/11	CIT	2,003,457	2,008,735	(5,278)
Malaysian Ringgit	Long	02/07/11	DUB	548,508	541,324	7,184
Malaysian Ringgit	Long	02/07/11 to 08/11/11	JPM	1,704,556	1,689,032	15,524
Malaysian Ringgit	Long	08/11/11	MSC	555,303	559,898	(4,595)
Malaysian Ringgit	Long	02/07/11	RBS	290,579	287,403	3,176
New Taiwan Dollar	Long	04/06/11	DUB	412,907	398,747	14,160
New Taiwan Dollar	Long	04/06/11	JPM	403,195	386,324	16,871
Phillippine Peso	Long	02/07/11 to 11/15/11	CIT	3,396,357	3,484,834	(88,477)
Phillippine Peso	Long	06/15/11 to 11/15/11	DUB	487,360	500,000	(12,640)
Phillippine Peso	Long	11/15/11	GS	195,273	200,000	(4,727)
Phillippine Peso	Long	04/15/11 to 11/15/11	JPM	2,960,369	3,008,465	(48,096)
Phillippine Peso	Long	02/07/11 to 11/15/11	JRC	657,109	666,667	(9,558)
Singapore Dollar	Long	02/24/11 to 06/09/11	CIT	1,217,294	1,200,000	17,294
Singapore Dollar	Long	06/09/11	DUB	1,042,681	1,023,273	19,408
Singapore Dollar	Long	03/09/11 to 06/09/11	GS	2,480,633	2,466,956	13,677
Singapore Dollar	Long	03/09/11 to 06/09/11	JPM	958,809	950,000	8,809
Singapore Dollar	Long	06/09/11	JRC	712,880	700,000	12,880
Singapore Dollar	Long	02/24/11 to 03/09/11	MSC	513,284	500,000	13,284
Singapore Dollar	Long	06/09/11 to 09/09/11	RBS	670,230	654,904	15,326
Singapore Dollar	Long	02/24/11	UBS	506,016	500,000	6,016
Turkish Lira	Long	07/27/11	JPM	2,954,842	3,062,243	(107,401)
South African Rand	Long	09/19/11	UBS	204,291	200,000	4,291
South African Rand	Long	04/28/11 to 09/13/11	MSC	293,668	300,000	(6,332)
South African Rand	Long	04/28/11 to 09/13/11	JPM	4,098,824	4,418,490	(319,666)
Canadian Dollar	Short	02/17/11	DUB	1,006	998	8
Canadian Dollar	Short	02/17/11	JPM	906,043	904,487	1,556
Canadian Dollar	Short	02/17/11	UBS	1,783,156	1,786,012	(2,856)
Euro	Short	04/19/11	UBS	41,580,056	42,188,946	(608,890)
Pound Sterling	Short	03/21/11	RBS	1,947,816	1,995,160	(47,344)
Malaysian Ringgit	Short	02/22/11	CIT	1,711,539	1,710,824	715
Malaysian Ringgit	Short	02/07/11	JPM	294,022	293,844	178
Malaysian Ringgit	Short	02/07/11	MSC	563,952	562,138	1,814
Mexican Peso	Short	02/22/11	CIT	12,550,902	12,564,067	(13,165)
Phillippine Peso	Short	02/07/11	CIT	281,195	281,771	(576)
Phillippine Peso	Short	02/07/11	JPM	214,513	215,818	(1,305)
Singapore Dollar	Short	02/24/11	GS	1,316,689	1,318,780	(2,091)
Singapore Dollar	Short	03/09/11	RBS	155,509	156,342	(833)

		Totals		$192,699,469	$192,926,893	($227,424)

Counterparty Abbreviations

CIT: Citigroup	GS: Goldman Sachs	MSC: Morgan Stanley
COH: Cohig & Associates	JPM: JPMorgan Chase	RBC: Royal Bank of Canada
DUB: Deutsche Bank	JRC: Johnson Rice & Company	UBS: UBS Securities

(19) Futures Contracts

A Fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital shares transactions. There are certain risks associated with futures contracts. Prices may not move as expected or a Fund may not be able to close out the contract when it desires to do so, resulting in losses. Futures are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. All futures contracts are exchange traded unless otherwise noted as OTC (“Over the Counter”).

The following Funds had open futures contracts as of January 31, 2011:

Managers AMG FQ Global Alternatives Fund

The market value of assets pledged to cover margin requirements for the open futures positions at January 31, 2011 amounted to $50,093,019.

Type	Currency	Number of Contracts	Position	Type	Expiration Date	Unrealized Gain/(Loss)
Australian 10-Year Bond	AUD	5,440	Short	Exchange	03/15/11	($6,490,122)
Australian SPI 200	AUD	330	Short	Exchange	03/17/11	(202,535)
Canadian 10-Year Bond	CAD	1,686	Short	OTC	03/22/11	(1,597,489)
S&P/ TSE 60 Index	CAD	79	Short	Exchange	03/17/11	(312,237)
CAC40 10 Index	EUR	483	Long	Exchange	02/18/11	128,185
Amsterdam Index	EUR	108	Long	Exchange	02/18/11	(38,041)
DAX Index	EUR	115	Long	Exchange	03/18/11	289,117
IBEX 35 Index	EUR	218	Long	Exchange	02/18/11	610,970
Euro-Bund 10-Year	EUR	3,319	Long	OTC	03/08/11	(9,428,852)
FTSE/MIB Index	EUR	233	Long	Exchange	03/18/11	2,016,289
U.K. 10-Year Gilt	GBP	1904	Short	OTC	03/29/11	7,956,343
FTSE 100 Index	GBP	222	Long	Exchange	03/18/11	(105,765)
Hang Seng Index	HKD	80	Short	Exchange	02/25/11	265,418
Japanese 10-Year Bond	JPY	793	Long	Exchange	03/09/11	(292,070)
TOPIX Index	JPY	141	Long	Exchange	03/10/11	411,241
S&P 500 Index	USD	1697	Short	Exchange	03/18/11	(4,773,244)
U.S. Treasury 10-Year Note	USD	4654	Long	OTC	03/22/11	(11,124,172)

					Total	($19,010,834)

Managers AMG FQ Global Essentials Fund

The market value of assets pledged to cover margin requirements for the open futures positions at January 31, 2011 amounted to $8,998,974.

Type	Currency	Number of Contracts	Position	Expiration Date	Unrealized Gain/(Loss)
Australian Dollar 10 Year Bond	AUD	161	Long	03/15/11	$192,471
SPI 200	AUD	29	Long	03/17/11	(30,247)
Canadian Dollar 10 Year Bond	CAD	137	Long	03/22/11	(140,172)
S&P/ TSE 60 Index	CAD	19	Long	03/17/11	64,350
CAC40 10 Index	EUR	31	Long	02/18/11	6,053
Amsterdam Index	EUR	19	Long	02/18/11	(2,013)
DAX Index	EUR	7	Long	03/18/11	17,573
IBEX 35 Index	EUR	12	Long	02/18/11	33,605
Euro Bond	EUR	98	Long	03/08/11	(294,498)
FTSE/MIB Index	EUR	11	Long	03/18/11	119,293
British Gilt	GBP	89	Long	03/29/11	(314,143)
FTSE 100 Index	GBP	25	Long	03/18/11	(11,112)
Hang Seng Index	HKD	11	Long	02/25/11	(34,989)
Japanese Yen 10 Year Bond	JPY	98	Long	03/09/11	(58,062)
TOPIX Index	JPY	22	Long	03/10/11	42,249
S&P 500 Index	USD	22	Long	03/18/11	89,929
E-Mini MSCI Index	USD	98	Long	03/18/11	31,500
Russell 2000® Index	USD	74	Long	03/18/11	36,333
U.S. Dollar Long Bond	USD	115	Long	03/22/11	(432,861)

				Total	($747,741)

Managers AMG FQ U.S. Equity Fund

The market value of assets pledged to cover margin requirements for the open futures positions at January 31, 2011 amounted to $77,000.

Type	Currency	Number of Contracts	Position	Expiration Date	Unrealized Gain/ (Loss)
S&P 500 Index	USD	5	Long	03/18/11	$13,269

Managers PIMCO Bond Fund

The market value of assets pledged to cover margin requirements for the open futures positions at January 31, 2011 amounted to $3,702,095.

Type	Currency	Number of Contracts	Position	Expiration Date	Unrealized Gain/(Loss)
90-Day Eurodollar	USD	4,115	Long	03/14/11 - 12/17/12	($496,913)
US 2-Year Note	USD	219	Long	03/31/11	103,938
US 10-Year Note	USD	74	Long	03/22/11	(200,216)

				Total	($593,191)

Currency Abbreviations

AUD: Australian Dollar	GBP: British Pound	USD: United States Dollar
CAD: Canadian Dollar	HKD: Hong Kong Dollar
EUR: Euro	JPY: Japanese Yen

(20) Interest Rate Caps and Floors, Swap Contracts and Options

PIMCO Bond Fund may enter into over-the-counter transactions involving interest rate caps and floors, swap contracts, or purchased and written (sell) options to enter into such contracts, in order to manage interest rate risk.

In interest rate caps and floor agreements, one party agrees to make payments only when interest rates exceed a specified rate or “cap” or fall below a specified rate or “floor”, usually in return for payment of a fee by the other party. Interest rate caps and floors entitle the purchaser, to the extent that a specified index exceeds or falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate caps or floors.

Swap contracts represent an agreement between counterparties to exchange cash flows based on the difference between two rates applied to a notional principal amount for a specified period. The most common type of interest rate swap involves the exchange of fixed-rate cash flows for variable-rate cash flows. Swaps do not involve the exchange of principal between the parties. Purchased options on swap contracts (“swaptions”) give the holder the right, but not the obligation, to enter into a swap contract with the counterparty which has written the option on a date, at an interest rate, and with a notional amount as specified in the swaption agreement. If the counterparty to the swap transaction defaults, the Fund will be limited to contractual remedies pursuant to the agreements governing the transaction. There is no assurance that swap or swaption contract counterparties will be able to meet their obligations under the contracts or that, in the event of default, the Fund will succeed in pursuing contractual remedies. The Fund may thus assume the risk that payments owed the Fund under a swap or swaption contract will be delayed, or not received at all. During the term of the swap agreement or swaption, unrealized gains or losses are recorded as a result of “marking to market.” When the swap agreement or swaption is terminated, the Fund will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Accrued interest and interest paid are recognized as unrealized and realized gain (loss), respectively. In each of the contracts, the Fund pays a premium, to the counterparty, in return for the swaption. These swaptions may be exercised by entering into a swap contract with the counterparty only on the date specified in each contract. The Fund also sold credit protection through credit default swaps. Under the terms of the swaps, the seller of the credit protection receives a periodic payment amount (premium) from the buyer that is a fixed percentage amount applied to a notional principal amount. In return, the seller agrees to pay the buyer the notional amount and take delivery of a debt instrument of the reference issuer of the same notional par amount if the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap.

A written option contract is a contract in which the writer of the option grants the buyer of the option the right to purchase from (call option) or sell to (put option) the writer a designated instrument at a specified price within a specified period of time. Options written (sold) are recorded as liabilities. When an option expires, the premium (original option value) is realized as a gain if the option was written or as a loss if the option was purchased. When the exercise of an option results in a cash settlement, the difference between the premium and the settlement proceeds is recognized as realized gain or loss. When securities are acquired or delivered upon exercise of an option, the acquisition cost or sale proceeds are adjusted by the amount of the premium. When an option is closed, the difference between the premium and the cost to close the position is realized as a gain or loss.

The following swap contracts, interest rate floors and options were outstanding on January 31, 2011, for the Managers PIMCO Bond Fund:

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Counter- party	Maturity	Currency	Notional Amount	Net Premiums Paid/ (Received)	Unrealized Gain/ (Loss)
	Interest Rate Swaps
Pay	1-Year BRL-CDI	10.575%	BRC	01/02/12	BRL	$6,700,000	($13,234)	($62,965)
Pay	1-Year BRL-CDI	10.60%	JPM	01/02/12	BRL	600,000	—	650
Pay	1-Year BRL-CDI	10.60%	BRC	01/02/12	BRL	900,000	—	975
Pay	1-Year BRL-CDI	10.61%	HUS	01/02/12	BRL	1,400,000	—	1,708
Pay	1-Year BRL-CDI	11.42%	UBS	01/02/12	BRL	27,800,000	(3,801)	66,003
Pay	1-Year BRL-CDI	11.76%	CITI	01/02/12	BRL	8,200,000	23,096	38,605
Pay	1-Year BRL-CDI	11.95%	RBS	01/02/13	BRL	5,800,000	4,971	(30,760)
Pay	1-Year BRL-CDI	11.98%	MLC	01/02/12	BRL	5,800,000	_	108,004
Pay	1-Year BRL-CDI	12.07%	UBS	01/02/13	BRL	4,900,000	8,071	2,666
Pay	1-Year BRL-CDI	12.07%	RBS	01/02/13	BRL	13,700,000	22,543	(52,283)
Pay	1-Year BRL-CDI	12.08%	RBS	01/02/12	BRL	8,200,000	8,880	33,970
Pay	1-Year BRL-CDI	12.17%	JPM	01/02/13	BRL	38,200,000	106,027	31,266
Pay	1-Year BRL-CDI	12.20%	JPM	01/02/14	BRL	8,100,000	(821)	4,202
Pay	1-Year BRL-CDI	12.25%	UBS	01/02/14	BRL	7,000,000	14,425	(4,499)
Pay	1-Year BRL-CDI	12.48%	CS	01/02/13	BRL	64,200,000	90,261	105,691
Pay	1-Year BRL-CDI	12.54%	BRC	01/02/12	BRL	3,400,000	(333)	95,725
Pay	1-Year BRL-CDI	12.54%	UBS	01/02/12	BRL	3,400,000	(333)	95,725
Pay	1-Year BRL-CDI	12.54%	MLC	01/02/12	BRL	7,300,000	(10,526)	215,339
Pay	1-Year BRL-CDI	12.55%	RBS	01/02/13	BRL	3,700,000	13,271	3,895
Pay	1-Year BRL-CDI	14.765%	HUS	01/02/12	BRL	300,000	685	16,854
Pay	1-Year BRL-CDI	14.765%	MLC	01/02/12	BRL	1,200,000	1,760	68,397
Pay	28-Day MXN TIIE	7.33%	JPM	01/25/15	MXN	14,100,000	(759)	40,533
Pay	28-Day MXN TIIE	7.34%	BRC	01/28/15	MXN	47,500,000	(1,260)	136,686
Pay	3-Month AUD-BBR-BBSW	4.50%	DUB	06/15/11	AUD	27,000,000	(1,913)	(69,630)
Receive	3-Month-USD-LIBOR-BBA	4.25%	JPM	06/15/41	USD	2,700,000	1,615	63,969
Receive	3-Month-USD-LIBOR-BBA	4.25%	RYL	06/15/41	USD	37,000,000	783,581	115,168

						Totals	$1,046,206	$1,025,894

Pay/ Receive Fixed Rate	Reference Entity	Fixed Rate	Counter- party	Maturity	Rating‡	Currency	Notional Amount	Net Premiums Paid/ (Received)	Unrealized Gain/ (Loss)
	Credit Default Swaps - Sell Protection†
Receive	Brazil Federative Republic Bond	1.00%	JPM	09/20/15	BBB-	USD	$1,400,000	($14,427)	$7,963
Receive	Brazil Federative Republic Bond	1.00%	UBS	09/20/15	BBB-	USD	1,000,000	(8,734)	4,117
Receive	Brazil Federative Republic Bond	1.00%	CS	06/20/15	BBB-	USD	2,200,000	(47,817)	41,086
Receive	Brazil Federative Republic Bond	1.52%	MSC	01/20/17	BBB-	USD	3,000,000	—	43,183
Receive	Brazil Federative Republic Bond	1.95%	MSC	08/20/16	BBB-	USD	3,500,000	—	161,643
Receive	CDX.EM.12 Index	5.00%	DUB	12/20/14	N/A	USD	1,000,000	77,015	32,456
Receive	CDX.EM.13 Index	5.00%	DUB	12/20/14	N/A	USD	1,000,000	100,225	19,265
Receive	CDX.EM.13 Index	5.00%	DUB	06/20/15	N/A	USD	5,800,000	627,567	65,476
Receive	CDX.EM.13 Index	5.00%	JPM	06/20/15	N/A	USD	4,600,000	477,676	71,979
Receive	CDX.EM.14 Index	5.00%	JPM	12/20/15	N/A	USD	700,000	750,578	(14,761)
Receive	CDX.EM.14 Index	5.00%	UBS	12/20/15	N/A	USD	900,000	117,132	(951)
Receive	CDX.EM.14 Index	5.00%	DUB	12/20/15	N/A	USD	4,100,000	590,499	42,046
Receive	CDX.NA.HY. 15 Index	5.00%	UBS	12/20/15	N/A	USD	2,200,000	14,585	118,083
Receive	CDX.NA.HY.15 Index	5.00%	DUB	12/20/15	N/A	USD	4,900,000	(34,487)	237,634
Receive	CDX.NA.HY.15 Index	5.00%	JPM	12/20/15	N/A	USD	4,800,000	(44,737)	243,739
Receive	CDX.NA.IG.15 Index	1.00%	JPM	12/20/15	N/A	USD	11,100,000	16,688	73,979
Receive	CDX.NA.IG.15 Index	1.00%	BOA	12/20/15	N/A	USD	400,000	(1,553)	4,820
Receive	CDX.NA.IG.15 Index	1.00%	DUB	12/20/15	N/A	USD	7,500,000	(15,276)	76,537
Receive	CDX.NA.IG.15 Index	1.00%	CS	12/20/15	N/A	USD	23,000,000	(81,847)	269,714
Receive	CDX.NA.IG.15 Index	1.00%	UBS	12/20/15	N/A	USD	3,700,000	19,743	10,479
Receive	China Government	1.00%	RBS	06/20/15	A+	USD	1,900,000	27,229	(1,100)
Receive	Citigroup Inc.	1.00%	BRC	03/20/11	A-	USD	200,000	(136)	536
Receive	Citigroup Inc.	1.00%	UBS	03/20/11	A-	USD	800,000	(512)	2,113
Receive	French Republic Government	0.25%	RBS	12/20/15	AAA	USD	1,000,000	(18,740)	(13,843)
Receive	French Republic Government	0.25%	UBS	12/20/15	AAA	USD	1,000,000	(19,222)	(13,360)
Receive	General Electric Capital Corp.	1.00%	DUB	09/20/11	AA	USD	3,600,000	(17,776)	36,846
Receive	General Electric Capital Corp.	1.00%	DUB	03/20/16	AA+	USD	300,000	(15,815)	12,681
Receive	General Electric Capital Corp.	5.00%	JPM	09/20/11	AA	USD	2,000,000	27,648	43,876
Receive	Japan Government	1.00%	JPM	03/20/16	AAA	USD	1,000,000	8,706	708
Receive	Merrill Lynch & Co., Inc.	1.00%	JPM	12/20/11	A	USD	3,000,000	(6,596)	20,270
Receive	MetLife, Inc.	1.00%	JPM	03/20/16	A-	USD	6,400,000	(152,671)	60,243
Receive	Mexico Government	1.00%	BRC	03/20/15	BBB	USD	700,000	(12,700)	10,952
Receive	Mexico Government	1.00%	DUB	03/20/15	BBB	USD	1,100,000	(20,367)	17,620
Receive	Mexico Government	1.00%	UBS	09/20/15	BBB	USD	1,000,000	(13,058)	7,246

Receive	Royal Bank of Scotland PLC	5.00%	RBS	12/20/15	A	USD	1,200,000	(7,742)	57,492
Receive	U.S. Treasury	0.25%	UBS	09/20/15	AAA	EUR	5,000,000	(67,572)	3,733
Receive	United Kingdom Gilt	1.00%	JPM	12/20/14	AAA	USD	200,000	1,158	2,424
Receive	United Kingdom Gilt	1.00%	BPS	12/20/14	AAA	USD	200,000	1,158	2,424
Receive	United Kingdom Gilt	1.00%	BPS	03/20/15	AAA	USD	700,000	2,684	9,942
Receive	United Kingdom Gilt	1.00%	JPM	03/20/15	AAA	USD	1,300,000	4,485	18,964
Receive	United Kingdom Gilt	1.00%	DUB	12/20/14	AAA	USD	1,400,000	7,604	17,473
Receive	United Kingdom Gilt	1.00%	JPM	06/20/15	AAA	USD	3,900,000	38,149	30,683
Receive	United Kingdom Gilt	1.00%	JPM	12/20/15	AAA	USD	1,000,000	21,893	(4,998)

							Totals	$2,330,637	$1,831,412

Pay/ Receive Floating Rate	Description	Counter- party	Floating Rate Index	Exercise Rate	Expiration Date	Notional Amount	Premium	Unrealized Gain/ (Loss)
	Swaptions
Receive	10-Year Interest Rate Swap (Put)	DUB	3-Month USD-LIBOR	10.000%	07/10/12	$78,800,000	$547,660	$508,400
Receive	10-Year Interest Rate Swap (Put)	DUB	3-Month USD-LIBOR	4.000%	06/13/11	7,400,000	101,010	2,865
Receive	10-Year Interest Rate Swap (Put)	RBS	3-Month USD-LIBOR	4.000%	06/13/11	4,200,000	59,365	3,661
Receive	1-Year Interest Rate Swap (Put)	RBS	3-Month USD-LIBOR	1.175%	11/19/12	22,800,000	86,070	(63,794)
Receive	2-Year Interest Rate Swap (Put)	RBS	3-Month USD-LIBOR	2.250%	09/24/12	74,000,000	577,731	(268,669)
Receive	3-Year Interest Rate Swap (Put)	JPM	3-Month USD-LIBOR	3.000%	06/18/12	37,200,000	376,477	(19,729)
Receive	3-Year Interest Rate Swap (Put)	RBS	3-Month USD-LIBOR	3.000%	06/18/12	45,100,000	415,009	(65,338)
Receive	3-Year Interest Rate Swap (Put)	DUB	3-Month USD-LIBOR	3.000%	06/18/12	14,000,000	152,410	3,301
Receive	3-Year Interest Rate Swap (Put)	DUB	3-Month USD-LIBOR	2.750%	06/18/12	17,300,000	179,584	(44,078)
Receive	3-Year Interest Rate Swap (Put)	RBS	3-Month USD-LIBOR	2.750%	06/18/12	14,600,000	143,080	(45,675)
Receive	5-Year Interest Rate Swap (Put)	RBS	3-Month USD-LIBOR	3.250%	07/16/12	3,700,000	92,907	(12,767)

						Totals	$2,731,303	($1,823)

Description	Counter- party	Exercise Price	Expiration Date	Notional Amount	Premium	Unrealized Gain/(Loss)
Swaption Straddle Options
1-Year OTC Option on 1-Year Swap Straddle vs. Forward Volatility Agreement	JPM	TBD	10/11/11	$8,500,000	$43,180	($19,455)

2-Year OTC Option on 2-Year Swap Straddle vs. Forward Volatility Agreement	MLC	TBD	10/11/12	27,900,000	310,086	(139,863)
2-Year OTC Option on 2-Year Swap Straddle vs. Forward Volatility Agreement	MLC	TBD	11/14/12	14,700,000	160,028	(77,168)

				Totals	$513,294	($236,486)

Description	Counter- party	Strike Index	Expiration Date	Notional Amount	Premium	Unrealized Gain/(Loss)
Inflation Floor
Inflation Floor - OTC CPURNSA Index	DUB	215.949	03/10/20	$11,400,000	$85,500	($14,405)

Description	Exercise Price	Expiration Date	Number of Contracts	Premium	Unrealized Gain/(Loss)
Options on Exchange-Traded Futures
1-Year Euro-Dollar Mid-Curve Futures (Call)	$99.370	09/19/11	181	$77,072	($28,134)
1-Year Euro-Dollar Mid-Curve Futures (Put)	99.000	03/19/12	137	110,745	23,408
1-Year Euro-Dollar Mid-Curve Futures (Put)	99.370	09/19/11	181	112,198	54,504

			Totals	$300,015	$49,778

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (a) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, or (b) pay a net settlement in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

[2]

The period end reference asset security ratings are included in the equivalent S&P rating category. The reference entity rating represents the likelihood of a potential credit event on the reference entity which would result in a related payment by the Fund.

Counterparty Abbreviations

BOA: Bank of America	CS: Credit Suisse	MLC: Merrill Lynch
BPS: BNP Paribas	DUB: Deutsche Bank	MSC: Morgan Stanley
BRC: Barclays Bank	HUS: HSBC Bank	RBS: Royal Bank of Scotland
CIT: Citigroup	JPM: JPMorgan	UBS: UBS Securities

Currency Abbreviations

AUD: Australian Dollar	MXN: Mexican Peso
BRL: Brazilian Real	USD: United States Dollar
EUR: Euro

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MANAGERS TRUST I

By:	/s/ JOHN H. STREUR
John H. Streur, President

Date: March 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ JOHN H. STREUR
John H. Streur, President

Date: March 28, 2011

By:	/s/ DONALD S. RUMERY
Donald S. Rumery, Chief Financial Officer

Date: March 28, 2011